Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CHRM
Entity Registrant Name	CHARM COMMUNICATIONS INC.
Entity Central Index Key	0001485487
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,169,573
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,500,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 116,589	$ 139,406
Notes receivable	6,993	28,880
Prepaid expenses	93,838	106,393
Deposits	24,723	25,730
Accounts receivable, net of allowance for doubtful accounts of US$658 and US$5,624 as of December 31, 2011 and 2012	89,964	103,920
Amounts due from related parties	1,938	3,494
Deferred tax assets	191	125
Other current assets	4,021	2,139
Total current assets	338,257	410,087
Fixed assets, net	7,638	4,344
Intangible assets, net	2,375	3,397
Equity method investments	2,133	1,445
Cost method investments	803
Goodwill	4,379	4,335
Other non-current assets	3,045	1,009
Total non-current assets	20,373	14,530
TOTAL ASSETS	358,630	424,617
Current Liabilities:
Accounts payable (of which US$687 and US$53 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	38,855	63,141
Amounts due to related parties (of which nil and US$313 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	13,310	4,460
Advances from customers (of which US$12,028 and US$1,408 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	56,343	85,720
Accrued expenses and other current liabilities (of which US$4,411 and US$3,246 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	18,912	22,876
Consideration payable (of which nil as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	2,507	2,813
Total current liabilities	129,927	179,010
Consideration payable (of which nil as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	1,327	2,476
Total non-current liabilities	1,327	2,476
Total liabilities	131,254	181,486
Commitments (Note 20)
Redeemable noncontrolling interest	5,434	4,723
Charm Communications Inc.'s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	100,850	116,637
Statutory reserve	9,013	8,025
Retained earnings	92,212	97,905
Accumulated other comprehensive income	15,652	13,384
Total Charm Communications Inc. shareholders' equity	217,735	235,959
Noncontrolling interest	4,207	2,449
Total equity	221,942	238,408
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	$ 358,630	$ 424,617

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 5,624	$ 658
Accounts payable	38,855	63,141
Amounts due to related parties	13,310	4,460
Advances from customers	56,343	85,720
Accrued expenses and other current liabilities	18,912	22,876
Consideration payable current	2,507	2,813
Consideration payable non-current	1,327	2,476
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	207,000,000
Ordinary shares, shares issued	76,669,573	77,966,176
Ordinary shares, shares outstanding	76,669,573	77,966,176
Variable Interest Entity, Primary Beneficiary
Accounts payable	53	687
Amounts due to related parties	313
Advances from customers	1,408	12,028
Accrued expenses and other current liabilities	3,246	4,411
Consideration payable current
Consideration payable non-current

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Total revenues	$ 165,498,000	$ 280,138,000	$ 192,401,000
Cost of revenues
Total cost of revenues	117,143,000	195,630,000	123,806,000
Gross profit	48,355,000	84,508,000	68,595,000
Operating expenses
Selling and marketing expenses	36,026,000	27,119,000	20,314,000
General and administrative expenses	16,234,000	9,704,000	6,748,000
Total operating expenses	52,260,000	36,823,000	27,062,000
Share of earnings from equity method investees	350,000	2,000
Changes in fair value of consideration payable	654,000
Impairment on call option	(345,000)
Operating profit (loss)	(3,246,000)	47,687,000	41,533,000
Interest income	2,255,000	2,497,000	1,255,000
Interest expense			(488,000)
Impairment on cost method investments			(1,810,000)
Other expense	13,000
Income (loss) before income tax expense	(1,004,000)	50,184,000	40,490,000
Income tax expense	1,472,000	2,158,000	1,998,000
Net income (loss)	(2,476,000)	48,026,000	38,492,000
Net income attributable to noncontrolling interest	(1,518,000)	(1,572,000)	(525,000)
Net income attributable to redeemable noncontrolling interest	(711,000)	(307,000)
Net income (loss) attributable to Charm Communications Inc.	(4,705,000)	46,147,000	37,967,000
Accretion of Series A convertible redeemable preferred shares			(1,215,000)
Net income (loss) attributable to Charm Communications Inc.'s ordinary shareholders	(4,705,000)	46,147,000	36,752,000
Net income (loss) per share:
Basic	$ (0.06)	$ 0.59	$ 0.51
Diluted	$ (0.06)	$ 0.56	$ 0.49
Shares used in computation of net income (loss) per share:
Basic	77,498,250	78,266,839	70,483,686
Diluted	77,498,250	82,113,765	73,475,901
Media Investment Management
Revenues
Total revenues	112,786,000	238,837,000	162,623,000
Cost of revenues
Total cost of revenues	107,976,000	187,878,000	118,224,000
Gross profit	4,810,000	50,959,000	44,399,000
Advertising Agency
Revenues
Total revenues	46,234,000	34,285,000	24,776,000
Cost of revenues
Total cost of revenues	4,864,000	3,737,000	2,867,000
Gross profit	41,370,000	30,548,000	21,909,000
Branding and Identity Services
Revenues
Total revenues	6,478,000	7,016,000	5,002,000
Cost of revenues
Total cost of revenues	4,303,000	4,015,000	2,715,000
Gross profit	$ 2,175,000	$ 3,001,000	$ 2,287,000

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492
Other comprehensive income, net of tax
Foreign currency translation adjustments	2,268	9,065	4,254
Comprehensive income (loss)	(208)	57,091	42,746
Comprehensive income attributable to noncontrolling interest	(1,518)	(1,572)	(525)
Comprehensive income attributable to redeemable noncontrolling interest	(711)	(307)
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	$ (2,437)	$ 55,212	$ 42,221

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Total Charm Communications Inc.'s shareholders' equity	Non-controlling interest
Balance at Dec. 31, 2009	$ 21,127	$ 5	$ (1,974)	$ 2,883	$ 20,148	$ 65	$ 21,127
Balance (in shares) at Dec. 31, 2009		50,000,000
Cumulative translation adjustment	4,254					4,254	4,254
Net income (loss)	38,492				37,967		37,967	525
Addition of noncontrolling interest	352							352
Issue ordinary shares to Aegis (in shares)		12,390,000
Issue ordinary shares to Aegis	49,278	1	49,277				49,278
Repurchase of ordinary shares (in shares)		(4,890,000)
Repurchase of ordinary shares	(19,561)	(1)	(19,560)				(19,561)
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355 (in shares)		15,625,000
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355	65,247	2	65,245				65,247
Accretion of Series A convertible redeemable preferred shares	(1,215)				(1,215)		(1,215)
Conversion of Series A convertible redeemable preferred shares (in shares)		5,000,000
Conversion of Series A convertible redeemable preferred shares	19,428	1	19,427				19,428
Share-based compensation	2,499		2,499				2,499
Exercise of options (in shares)	135,102	135,102
Exercise of options	374		374				374
Provision of statutory reserve				164	(164)
Balance at Dec. 31, 2010	180,275	8	115,288	3,047	56,736	4,319	179,398	877
Balance (in shares) at Dec. 31, 2010		78,260,102
Cumulative translation adjustment	9,065					9,065	9,065
Net income (loss)	47,719				46,147		46,147	1,572
Repurchase of ordinary shares (in shares)	(432,650)	(432,650)
Repurchase of ordinary shares	(1,906)		(1,906)				(1,906)
Share-based compensation	3,069		3,069				3,069
Exercise of options (in shares)	138,724	138,724
Exercise of options	186		186				186
Provision of statutory reserve				4,978	(4,978)
Balance at Dec. 31, 2011	238,408	8	116,637	8,025	97,905	13,384	235,959	2,449
Balance (in shares) at Dec. 31, 2011		77,966,176
Cumulative translation adjustment	2,268					2,268	2,268
Net income (loss)	(3,187)				(4,705)		(4,705)	1,518
Addition of noncontrolling interest	240							240
Repurchase of ordinary shares (in shares)	(2,041,836)	(2,041,836)
Repurchase of ordinary shares	(5,825)		(5,825)				(5,825)
Share-based compensation	2,213		2,213				2,213
Vesting of restricted shares		403,793
Exercise of options (in shares)	338,440	341,440
Exercise of options	381		381				381
Dividend (Note 12)	(12,556)		(12,556)				(12,556)
Provision of statutory reserve				988	(988)
Balance at Dec. 31, 2012	$ 221,942	$ 8	$ 100,850	$ 9,013	$ 92,212	$ 15,652	$ 217,735	$ 4,207
Balance (in shares) at Dec. 31, 2012		76,669,573

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issue of ordinary shares at Initial Public Offering, offering cost	$ 3,355

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1,067	659	537
Amortization of intangible assets	1,043	665
Allowance for doubtful accounts	5,622	937	990
Impairment on cost method investments			1,810
Share-based compensation	2,214	3,069	2,499
Deferred tax assets	(66)	125
Non-monetary revenue transactions		(96)	(319)
Loss on disposals of fixed assets	17	473
Changes in fair value of consideration payable	(654)
Impairment on call option	345
Share of earnings from equity method investees	(350)	(2)
Changes in operating assets and liabilities:
Accounts and notes receivables	31,141	(60,388)	(20,181)
Prepaid expenses, deposits and other current assets	12,868	(34,696)	(38,654)
Other non-current assets	(2,347)
Amounts due from related parties	1,300	(865)	(2,423)
Accounts payable	(24,569)	39,977	8,275
Advances from customers	(29,483)	24,334	25,620
Accrued expenses and other current liabilities	(4,166)	2,342	7,252
Amounts due to related parties	8,787	(424)	(457)
Net cash (used in) provided by operating activities	293	24,138	23,441
Cash flows from investing activities:
Acquisition of fixed assets	(4,345)	(3,220)	(919)
Investment in equity method entities	(1,124)	(1,210)
Acquisition of ClickPro (net of cash acquired of US$373)		(1,111)
Proceeds from disposal of Zhizhonghe, a cost method investment (Note 9)		77
Proceeds from acquisition of Posterscope and Vizeum (net of cash acquired of US$4,114)			3,586
Net cash provided by (used in) investing activities	(5,469)	(5,464)	2,667
Cash flows from financing activities:
Distributions paid to shareholders	(12,556)	(5,829)	(14,455)
Proceeds from option exercise	381	186	374
Repurchase of ordinary shares	(5,825)	(1,906)
Series A preferred share redemption			(41,363)
Proceeds from issuance of ordinary shares to Aegis Media (net of issuance cost of US$350) (Note 16)			49,278
Payments of shareholder loan			(19,560)
Payments of deferred consideration for acquisition of Clickpro	(853)		350
Proceeds from Initial Public Offering			69,023
Payments of IPO expenses			(3,244)
Contribution of noncontrolling interest of Guozhi (Note 2)	156
Net cash provided by (used in) financing activities	(18,697)	(7,549)	40,053
Effect of exchange rates on cash and cash equivalents	1,056	4,961	2,422
Net increase (decrease) in cash and cash equivalents	(22,817)	16,086	68,583
Cash and cash equivalents at the beginning of the year	139,406	123,320	54,737
Cash and cash equivalents at the end of the year	116,589	139,406	123,320
Supplementary disclosure of cash flow information
Income taxes paid	1,908	1,543	364
Interest expense paid			488
Non-cash investing and financing activities
Payable for investment in Wasu digital	201	199
Payable for acquisition of ClickPro	3,834	5,289
Conversion of preferred shares to common shares upon IPO			19,428
Issuance of shareholder loan to acquire common shares			19,560
Accrued offering cost			$ 532

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisition of ClickPro, cash acquired	$ 373
Proceeds from acquisition of Posterscope and Vizeum, cash acquired		4,114
Proceeds from issuance of ordinary shares to Aegis Media, issuance cost		$ 350

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Charm Communications Inc. (the ‘‘Company’’) was incorporated under the laws of the Cayman Islands on January 25, 2008. The Company, together with its variable interest entities (‘‘VIEs’’) and subsidiaries (collectively the ‘‘Group’’), is an integrated advertising agency in the People’s Republic of China (the ‘‘PRC’’). For management purposes, the Group is currently organized into three operating segments—media investment management, advertising agency, and branding and identity services. The Group’s principal geographic market is in the PRC.

As of December 31, 2012, the Company’s subsidiaries and the Group’s variable interest entities included the following entities:

Companies	Place of Incorporation	Later of Establishment or Acquisition	Percentage of Legal Ownership

Subsidiaries:

Movie-Forward Ltd. (“Movie”)	BVI	June 2007	100%
Media Port Holding Limited (“Media Port”)	BVI	November 2009	100%
Media Talent International Limited (“Talent”)	BVI	May 2010	100%
Best Ranking Limited (“Best”)	BVI	October 2011	100%
CharmClick Inc. (“Click”)	Cayman Islands	July 2011	60%
Charm Hong Kong Limited (“Charm Hong Kong”)	Hong Kong	April 2008	100%
O’Master Communications (Hong Kong) Ltd. (“O’Master”)	Hong Kong	June 2010	100%
Posterscope (Hong Kong) Ltd. (‘‘Posterscope’’)	Hong Kong	January 2010	60%
Charm New Media (Hong Kong) Ltd. (‘‘New’’)	Hong Kong	November 2011	100%
Charm Future Media (Hong Kong) Ltd. (‘‘Future’’)	Hong Kong	November 2011	100%
Charm Electronic Media (Hong Kong) Ltd. (‘‘Elec’’)	Hong Kong	November 2011	100%
Charm Digital Media (Hong Kong) Ltd. (‘‘Digital’’)	Hong Kong	November 2011	100%
Neudior Corporation Limited (‘‘Neudior’’)	Hong Kong	November 2011	60%
Nanning Jetlong Technology Co., Ltd. (‘‘NJTC’’)	PRC	October 2005	100%
Beijing Vizeum Advertising Co., Ltd. (‘‘Vizeum’’)	PRC	January 2010	60%
Charm Media Co., Ltd. (‘‘Charm Media’’)	PRC	November 2010	100%
Shang Xing Media Co., Ltd. (‘‘Shang Xing’’)	PRC	October 2010	100%
Beijing Guozhi Travel & Culture Co., Ltd. (‘‘Guozhi’’)	PRC	September 2012	70%
Beijing Hongtu Zhuoyue Advertising Co., Ltd. (‘‘Hongtu’’)	PRC	September 2012	100%

VIEs and VIEs owned enterprises:

Shidai Charm Advertising Co., Ltd. (‘‘ShiDai’’)	PRC	November 2006	Nil*
QingHai Charm Advertising Co., Ltd. (‘‘QingHai’’)	PRC	August 2008	Nil*
Beijing Charm Culture Co., Ltd (“Charm Culture”)	PRC	November 2010	Nil*

*	These entities are controlled by the Company pursuant to the contractual arrangements described below.

Media Port holds 60% ownership of Posterscope, which holds all of the outstanding equity interest in Vizeum.

O’Master is a wholly owned subsidiary of Talent. O’Master holds all of the outstanding equity interest in Charm Media. Charm Media holds all of the outstanding equity interest in Shang Xing and Hongtu, and holds 70% equity interest in Guozhi.

Charm Hong Kong holds all of the outstanding equity interest in NJTC. NJTC has entered into a series of contractual arrangements with the VIEs under which it is the primary beneficiary of the VIEs.

NJTC, Charm Media and Shang Xing are wholly foreign owned enterprises (‘‘WFOEs’’).

PRC laws and regulations have certain restrictions on foreign ownership of media content and advertising business. To comply with these foreign ownership restrictions, prior to January 1, 2011, the Company conducted its substantive operations in the PRC through VIEs and their subsidiaries. As presented below, NJTC has entered into a series of exclusive contractual agreements with the VIEs and the shareholders of these VIEs. Under these agreements, NJTC has the ability to receive substantially all of the expected residual returns of the VIEs and their subsidiaries and also has the power to control the VIEs.

In June 2010, the Company acquired O’Master, which had more than three years’ operating history of an advertising business in Hong Kong, and accordingly it and its subsidiaries are not subject to the restrictions on foreign invested enterprises undertaking a media content and advertising business in the PRC. Starting January 2011 the Company has primarily conducted its business through Charm Media and Shang Xing. Charm Media is wholly owned by O’Master and Shang Xing is wholly owned by Charm Media as of December 31, 2012.

Agreements that transfer economic benefits to NJTC

Trademark, Trade Name and Domain Name License Agreements

Under the trademark, trade name and domain name license agreements between NJTC and each of the VIEs, NJTC grants a non-exclusive license to use its trademark, trade name and domain name to the VIEs, in exchange for a quarterly license fee calculated based on each VIE’s profit in the corresponding quarter. NJTC is entitled to adjust the license fees in its sole discretion. The trademark, trade name and domain name license agreements remain in effect until the expiration of the trademark, trade name and domain name.

Exclusive Technology Support Agreements

Under the exclusive technical support agreements between NJTC and each of the VIEs, NJTC provides technology services and consulting services to the VIEs, in exchange for a quarterly service fee based on a predetermined formula. NJTC is entitled to adjust the service fees in its sole discretion. The term of each exclusive technology support agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for an additional twenty years upon expiration unless NJTC gives prior written notice to the VIEs not to renew the agreements.

Equity Pledge Agreements

With respect to each of VIE and NJTC, the VIE and the nominee shareholders of the VIE have entered into an equity pledge agreement. Under the equity pledge agreement, the nominee shareholders have pledged their respective equity interests in the VIE to NJTC to secure the obligations of the VIE under its trademark, trade name and domain name license agreement and the exclusive technology support agreement with NJTC. In addition, the nominee shareholders agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interests in the VIE. The VIE covenants that without prior consent of NJTC, it will not distribute any dividends. The equity pledge agreement will expire two years after the VIE has fully performed its obligations under its trademark, trade name and domain name license agreement and the exclusive technical support agreement with NJTC.

Agreements that provide NJTC effective control over VIEs

Option and Cooperation Agreements

With respect to each of VIE and NJTC, the VIE and the nominee shareholders of the VIE have entered into an option and cooperation agreement. Pursuant to the option and cooperation agreement, NJTC has an exclusive option to purchase or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all or part of the equity interest in the VIE from the nominee shareholders. The purchase price for the entire equity interest shall be the minimum price permitted by applicable PRC laws, rules and regulations. Each shareholder of the VIE agreed to pay the purchase price received from NJTC to the VIE after NJTC exercised its option. The term of the option and cooperation agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for an additional twenty years upon expiration until the completion of the transfer of all of the equity interest provided therein.

Voting rights agreements

The nominee shareholders of each VIE have signed a voting rights agreements, pursuant to which the nominee shareholders have granted NJTC, or a person designated by NJTC, the right to exercise all of the voting rights as shareholders of the VIE. The voting rights agreements will remain in effect until all of the equity interests in VIEs have been transferred to NJTC pursuant to the option agreements described above.

These contractual arrangements provide the Company, through its wholly owned subsidiary, NJTC, (1) the power to direct the activities of the VIEs that most significantly affect their economic performance and (2) the right to receive the benefits from them. As a result the Company has consolidated the financial results of the VIEs since the establishment of VIEs.

Risks in relation to the VIE structure

The shareholders of the VIEs are also beneficial owners of the Company. Their interests as shareholders of the VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as shareholder of the VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements. If any conflict of interest or dispute between the Company and the shareholders of the VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Company’s ability to control the VIEs depends on the powers of attorney that enable the Company to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC laws and are legally enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations. Accordingly if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion to deal with such violations, including:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

The following financial statement balances and amounts of the Company’s VIEs, which were after the intercompany eliminations, were included in the accompanying consolidated financial statements:

	December 31, 2011	December 31, 2012
Total assets	73,157	17,746
Total liabilities	17,126	5,020

	2010	2011	2012
Revenue	183,608	36,734	112
Net income (loss)	39,439	(5,331)	(3,228)

	2010	2011	2012
Net cash provided by (used in) operating activities	15,544	(16,297)	(2,903)
Net cash used in investing activities	(661)	(641)	(793)
Net cash used in financing activities	(14,455)	(5,829)	—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (‘‘US GAAP’’).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs and their wholly owned enterprises. All inter-company transactions and balances have been eliminated on consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts

The Group provides specific provision for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial conditions of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s historical payment history, the customer’s current credit-worthiness and the current economic trends.

Notes receivable

Notes receivable represent bank drafts which may be drawn upon financial institutions. The Group receives these notes receivable as a form of payment from its customers. These notes are transferable and are generally payable after three to six months.

Prepaid expenses

Prepaid expenses mainly represent the prepaid media costs made to television stations in advance of the airing of an advertisement.

Deposits

Deposits consist of the deposits that are required to bid for advertising slots with China Central Television (‘‘CCTV’’). The Group makes these deposits in advance of the bidding. If the bid is successful, the deposit will be used against future purchases of advertising time; if the bid is unsuccessful, the funds are returned.

Deposits also represent amounts paid by the Group to other television stations in order to secure advertising time on the respective television channels.

Other current assets

Other current assets include bank interest receivables, rental deposits, prepaid rent and staff advances.

Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Computers, software and office equipment Leasehold improvements	3-5 years lesser of lease terms or 5 years, the estimated useful lives of the asset

Intangible assets, net

Intangible assets, which consist of customer base, technology and non-compete agreements are carried at cost less accumulated amortization. Customer base is amortized based on the estimated attrition pattern of the acquired intangible; technology and non-compete agreements are calculated using the straight-line method over their respective expected useful lives as follows:

Customer base	6 years
Technology	3 years
Non-compete agreements	7 years

Equity method investments

Equity method investments relate to affiliated companies over which the Company has the ability to exercise significant influence, but does not have control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee of between 20% and 50% and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. The Company’s share of earnings of equity affiliate is included in the accompanying consolidated statements of operations.

Cost method investments

Cost method investments are investments in an investee over which the Group does not have significant influence. The Group carries the investment at cost and recognizes income as any dividends received from the distribution of the investee’s earnings.

The Company reviews the investment for other-than temporary impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment and recognize the impairment loss if the carrying value exceeds fair value.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill. Management performed an annual goodwill impairment test as of December 31, 2011 and 2012, and no impairment loss was required.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable when these events occur. The Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss based on the fair value of the assets.

Advances from customers

Advances from customers represent the customers’ prepayment of advertising costs to the Group. The customers will generally pay the Group a month in advance of their advertisements being aired.

Financial instruments

Financial instruments include cash and cash equivalents, accounts and notes receivable, amounts due from related parties, cost method investments, equity method investments, accounts payable, amounts due to related parties and consideration payable. The carrying value of financial instruments, except for cost method investments or equity method investments, approximate their fair values, principally because of the short-term maturity of these instruments. Fair values of cost method investments and equity method investments are not readily determinable.

Fair value measurements

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I—Observable inputs such as quoted prices in active markets for identical, unrestricted assets or liabilities.

Level II—Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III—Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models and similar techniques.

Revenue recognition

The Group recognizes revenues based on the following revenue recognition principles.

Revenues are recognized when the following four criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Group derives revenue from three operating segments. The revenue recognition policies for those segments are as follows:

(1)	Media investment management

Media investment management revenues are derived from the sale of advertising time or other advertising rights owned by the Group. The advertising time or rights are purchased from television networks and as a result the Group has the risk of ownership. Accordingly, the sale of these advertising time or rights is recorded on a gross basis. The revenues for these sales are recognized when the related advertisement time or right is utilized by the client.

(2)	Advertising Agency

Advertising agency revenues are derived from commissions received for assisting advertising clients in obtaining advertisement time on media platforms, primarily television stations. In general, the commission received is based on certain percentage of the cost of the advertising time purchased by the client. In many cases, the client pays the media owner for the advertising resource through the Group. As the Group acts as an agent for the client in such transactions, the revenue from these transactions is recognized on a net of cost basis when the related advertisement resource is utilized by the client.

The Group also receives performance-based sales commissions from the media platforms, equal to certain percentage of the purchase price for qualifying advertising resource purchased and utilized by advertising clients the Group represents. The amount of the additional commissions earned may be subject to adjustment based on various performance factors. Revenue is accrued and recognized when the amounts of the additional commissions are probable and reasonably estimable.

(3)	Branding and Identity Services

Branding and identity service revenues are derived from creative design and production management services for the development of advertisements and marketing consulting services. These revenues are recognized either upon delivery of the completed advertisement or ratably over the marketing consulting service period.

Rebates to customers

The Group provides cash incentives to certain customers based on their media spending volume on the Company’s media investment business, and accounts for it as a reduction of revenue. The payables of rebate to customers are included in the advances from customers on the consolidated balance sheets. The Group has estimated and recorded rebates to customers of US$4,938, US$5,383 and US$6,064 for the years ended December 31, 2010, 2011 and 2012, respectively.

Cost of revenues

(1)	Media investment management

Cost of revenues related to media investment management is primarily the cost of advertising time or other advertising rights sold, business taxes and value added taxes (“VAT”). The cost of advertising time or other rights is expensed when the right is utilized by the client or expires unused. The cost of business taxes are expensed as incurred.

(2)	Advertising agency

Cost of revenues related to advertising agency is primarily personnel related costs, business taxes, VAT and equipment depreciation expense. These costs are expensed as incurred.

(3)	Branding and identity services

Cost of revenues related to branding and identity services is primarily costs incurred for advertisement production, personnel related costs and business taxes. These costs are expensed as incurred.

The total amount of business taxes, VAT and surcharges included in cost of revenues were US$6,810, US$8,340, and US$4,351 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program has been phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, three PRC subsidiaries and one VIE of the Group became subject to VAT at the rate of 6%, on certain service revenues which were previously subject to business tax. VAT is recorded in cost of revenue when incurred and amounted to US$2,892 for the year ended December 31, 2012.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in other current liabilities on the consolidated balance sheets.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s overseas subsidiaries is either United States dollar or Hong Kong dollar. The Company’s PRC subsidiaries and VIEs and their wholly owned enterprises determine their functional currencies to be the Chinese Renminbi (‘‘RMB’’). The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries, VIEs and their wholly owned enterprises, respectively.

Translation differences are recorded in accumulated other comprehensive income, a component of equity. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of operations.

Net income per share

Basic net income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and the conversion of convertible redeemable preferred shares.

Holders of Class A and Class B ordinary shares have the same dividend rights. Accordingly, the Company has not used the two-class method in computing net income per share.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Noncontrolling interest

On January 20, 2010, the Group acquired 60% of Vizeum’s business for the purpose of providing with an enhanced service platform that enables the Group to attract new advertising clients and expand customer base. The 40% interest held by Aegis Media is recorded as noncontrolling interest in the consolidated financial statements.

On September 14, 2012, Guozhi was established with a 70% interest held by Charm Media for the purpose of expanding its tourism advertising businesses. The remaining 30% interest held by other shareholders is recorded as noncontrolling interest in the consolidated financial statements.

Redeemable noncontrolling interest

In August 2011, the Group acquired 60% of Clickpro’s business. Clickpro is a leading Chinese performance and search engine marketing (“SEM”) firm with proprietary technology and full-service capabilities. Pursuant to the agreement with Clickpro, the Company granted a put option to Clickpro’s shareholders which allow them to sell the remaining 40% equity interest to the Group. The option is exercisable six years later at a per share price computed by a formula valuing the entire enterprise based on the Clickpro’s performance for the trailing 3 years.

On the acquisition date, the 40% redeemable noncontrolling interest was recorded outside of the permanent equity on the consolidated balance sheet at fair value of US$4,416. Subsequently, the noncontrolling interest was carried at the higher of (1) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss or (2) the accreted amount to the expected redemption value. The increase of US$307 and US$711 in the carrying amounts of the redeemable noncontrolling interest were recognized as the net income attributable redeemable noncontrolling interest in the consolidated statements of operations for the years ended December 31, 2011 and 2012.

Share-based compensation

Share-based payments to employees are measured based on the fair values of share option on the grant dates and recognized as compensation expense over the requisite service periods on a straight-line basis with a corresponding addition to paid-in capital provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date.

Share awards issued to consultants are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received. The Group uses the Black-Scholes option pricing model to measure the value of options granted to consultants and employees at each measurement date.

For the share options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the options granted.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income (loss) in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding the presentation of comprehensive income (loss).

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, income taxes, fair value and impairment of cost method investments, fair value and impairment of goodwill and intangible assets, business acquisition and share-based compensation.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash balances in RMB as of December 31, 2011 and 2012 were RMB775.6 million (an equivalent of US$123.2 million) and RMB703.7 million (an equivalent of US$113.0 million), representing 88.4% and 96.9% of the cash and cash equivalents as of December 31, 2011 and 2012 respectively.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable and notes receivable. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents were deposited in the financial institutions located in the PRC. Notes receivable represents bank drafts drawn upon the financial institutions located in the PRC. The Group uses state-owned financial institutions that management believes are of high credit quality to mitigate the risks associated with cash and cash equivalents and notes receivable. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and ongoing monitoring process on outstanding balances. Customer A accounted for more than 10% of accounts receivable as of December 31, 2012 and customer B accounted for more than 10% of accounts receivable as of December 31, 2011. For the years ended December 31, 2010, 2011 and 2012, there were no customers who accounted for 10% or more of the Group’s revenues.

Accounting pronouncements recently adopted

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicate that the highest-and- best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
3.	ACQUISITION

2010 Acquisition

On January 20, 2010, the Group acquired 60% of Posterscope, which in turn holds 100% of Vizeum’s business in connection with the advertising agency business for the purpose of providing an enhanced service platform that enables the Group to attract new advertising clients and expand customer base. The consideration for the acquisition was RMB3.6 million (US$528). The pro forma effects of the Vizeum acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were immaterial as Vizeum had no significant business transactions from January 1, 2010 to January 20, 2010.

The remaining 40% interest is held by Aegis Media which is recorded as noncontrolling interest in the consolidated balance sheet and consolidated statements of operations. Starting from January 1, 2016, Aegis Media will have the right to purchase the 60% equity interest owned by the Company, which may ultimately make Posterscope a wholly-owned subsidiary of Aegis Media. The consideration for the acquisitions of additional interest described above will be determined based on a multiple of the average after-tax profits of the joint venture for the two-year period prior to a transfer, which approximates the fair value of the 60% equity interest.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The net revenue and net income of Vizeum in the amount of US$4,882 and US$1,314, respectively, have been included in the consolidated statement of operations for the year ended December 31, 2010.

The Group allocated the purchase price to assets acquired and liabilities assumed as follows:

US$(000)
Cash and cash equivalents	4,114
Current assets	11,769
Fixed assets	185
Current liabilities	(15,188)
Noncontrolling interest	(352)

Total consideration	528

2011 Acquisition

On August 21, 2011, the Group acquired 60% of Shanghai Clickpro Advertising Company Limited’s and Shanghai Zhiqi Advertising Company Limited’s (“Clickpro”) business, a leading Chinese performance and SEM firm with proprietary technology and full-service capabilities, for the purpose of strengthening the Group’s performance marketing platform by integrating with existing search and performance marketing business. Pursuant to the acquisition agreement, the consideration for the acquisition includes (1) cash consideration of RMB22.4 million (US$3,476), out of which RMB15.3 million (US$2,458) was paid as of December 31, 2012. (2) three contingent consideration based on the net income of the acquired business of the next three twelve-month period ending June 30th from the acquisition date. As of the acquisition date, the total consideration was estimated to be RMB43.3 million (US$6,773), including cash consideration of RMB22.4 million (US$3,476) and contingent consideration of RMB20.9 million (US$3,297).

As of December 31, 2012, the total unpaid consideration was RMB23.9 million (US$3,834), including contingent consideration of RMB13.9 million (US$2,237). The fair value changes of contingent consideration amounted to nil and US$654 for the year ended December 31, 2011 and 2012, respectively, were recognized in the consolidated statements of operations.

The remaining 40% interest of Clickpro is recorded as redeemable noncontrolling interest in the consolidated balance sheet and consolidated statements of operations. Pursuant to the agreement with Clickpro, 5 years following the acquisition the Group shall have a call option to acquire all of the remaining 40% equity interest from the former shareholders of ClickPro, at a per share price based on a formula valuing the entire enterprise at certain times of the after-tax profit of the average for the trailing 3 years. The call option was initially recorded under the non-current assets at the estimated fair value as of the acquisition date of RMB6.4 million (US$994). For the year ended December 31, 2012, an impairment of RMB2.2 million (US$345) on the call option was recognized in the consolidated statements of operations as ClickPro did not reach the financial performance projection. If the call option is not exercised by the Group, the former shareholders of Clickpro shall have a put option after six years to require the Group to acquire their entire remaining 40% equity stake at the then-applicable agreed valuation based on the Clickpro’s performance for the trailing 3 years.

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

	2010	2011
	(unaudited)	(unaudited)
Total revenues	194,552	281,897
Net income attributable to Charm Communications Inc.	38,195	46,594
Income per share—basic	0.54	0.60
Income per share—diluted	0.52	0.57

These pro forma results are not necessarily indicative of the results that actually would have been obtained had the acquisition been in effect for the periods described or that may be obtained in the future.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The net revenue and net income of Clickpro in the amount of US$1,828 and US$719, respectively, have been included in the consolidated statement of operations for the year ended December 31, 2011.

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable noncontrolling interest	(4,416)

Total consideration	6,773

The identifiable intangible assets are being amortized over their respective useful lives of 3 to 7 years.

The redeemable noncontrolling interest was recorded outside of the permanent equity on the consolidated balance sheet initially at the fair value of the redeemable noncontrolling interest as of the date of acquisition. The changes in the carrying amounts of the redeemable noncontrolling interest is recognized as net income attributable to redeemable noncontrolling interest in the consolidated statements of operations. For the years ended December 31, 2011 and 2012, the amount charged to the net income (loss) attributable to redeemable noncontrolling interest were US$90 and US$50 and accretion to redemption value were US$217 and US$761, respectively, as presented in the following table.

Redeemable noncontrolling interest
Balance at December 31, 2010	—
Addition through acquisition of ClickPro	4,416
Net income attributable to redeemable noncontrolling interest	90
Accretion to redemption value	217

Balance at December 31, 2011	4,723
Net loss attributable to redeemable noncontrolling interest	(50)
Accretion to redemption value	761

Balance at December 31, 2012	5,434

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
4.	ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Net accounts receivable consist of the following for the years ended December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Accounts receivable	104,578	95,588
Allowance for doubtful accounts
Beginning balance	—	658
Additional allowance during the year	937	5,622
Write-off during the year	(279)	(656)

Less: ending balance	658	5,624

Accounts receivable, net	103,920	89,964

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET
5.	FIXED ASSETS, NET

Fixed assets consist of the following:

	December 31, 2011	December 31, 2012
Computers, software and office equipment	2,466	4,622
Leasehold improvements	2,943	5,211

Sub-total	5,409	9,833
Less: accumulated depreciation	1,065	2,195

	4,344	7,638

Depreciation expense were US$537, US$659 and US$1,067 for the years ended December 31, 2010, 2011 and 2012 respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2011	December 31, 2012
Costs:
Customer base	1,638	1,638
Technology	1,151	1,151
Non-competence agreements	1,197	1,197
Exchange differences	76	109

	4,062	4,095

Accumulated amortization:
Customer base	(380)	(867)
Technology	(198)	(590)
Non-competence agreements	(87)	(263)

	(665)	(1,720)

Net carrying amount:
Customer base	1,258	771
Technology	953	561
Non-competence agreements	1,110	934
Exchange differences	76	109

	3,397	2,375

The weighted average remaining amortization period for customer base, technology, and non-compete agreements are approximately 4.5, 1.5 and 5.5 years, respectively.

The amortization expenses for acquired intangible assets for the years ended December 31, 2010, 2011 and 2012 were nil, US$665 and US$1,043. The Company expects to record amortization expenses of US$898, US$631, US$325, US$247 and US$180 for the next five years through December 31, 2017, respectively, and remaining US$88 will be amortized after 2017.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
7.	GOODWILL

The changes in the carrying amount of goodwill for fiscal years 2011 and 2012 are as follows:

As of December 31, 2010	—
Acquisition of ClickPro	4,269
Exchange differences	66

As of December 31, 2011	4,335
Exchange differences	44

As of December 31, 2012	4,379

The Group performs its annual goodwill impairment tests on December 31 of each year. No impairment charge has ever been recognized by the Group.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
8.	EQUITY METHOD INVESTMENTS

	December 31, 2011	December 31, 2012
Chongqing Changhui Culture Co., Ltd.	929	1,450
Wasu Digital Co., Ltd.	457	362
Chunqiu Charm Culture Co., Ltd.	59	—
Guangdong Nanfang Media New Broadcast Co., Ltd.	—	321
Total	1,445	2,133

In April 2011, the Group formed an entity named Chongqing Changhui Culture Co., Ltd. (“Chongqing Changhui”) with a third party, Chongqing Travel & Culture Communications Co., Ltd., (“Chongqing Travel”), to explore and promote the travel and tourism advertising market. The Group owned 45% equity interest with a total cash contribution of US$697. The Group shares dividends and undertakes risks and losses with Chongqing Travel in accordance with the Group’s respective shareholding percentages in the Chongqing Changhui under PRC laws. There are five seats on the Board of Chongqing Changhui and the Group takes two of them. According to Chongqing Changhui’s Articles of Association, all actions require the approval of two-thirds of the directors. As a result, the Group has significant influence but does not have control over Chongqing Changhui, and accordingly the Group recorded it as an equity method investment. The Group recorded its shares of the earnings of Chongqing Changhui at US$207 for the period from April 2011 to December 31, 2011 and US$507 for the year ended December 31, 2012.

In May 2011, the Group formed an entity named Wasu Digital Co., Ltd. (“Wasu Digital”) with a third party, Wasu Digital Group, (“Wasu Group”) to enhance its digital media. The Group owned a 65% equity interest with a total cash contribution of US$434 and another US$206 will be paid in 2013. The Group shares dividends and undertakes risks and losses with Wasu Group in accordance with the Group’s respective percentages in the registered capital contribution of the Wasu Digital under PRC laws. There are five seats on the Board of Wasu Digital and the Group takes three of them. According to Wasu Digital’s Articles of Association, all actions require the approval of two-thirds of the directors. The Group has significant influence but does not have control over Wasu Digital, and accordingly the Group recorded it as an equity method investment. The Group recorded its shares of the earnings (loss) in Wasu Digital at US$183 for the period from May 2011 to December 31, 2011 and (US$98) for the year ended December 31, 2012.

In July 2011, the Group formed an entity named of Chunqiu Charm Culture Co., Ltd. (“Chunqiu Charm Culture”) with a third party, Beijing Chunqiu International Movie Culture Corporation, (“Chunqiu International”), to explore the film industry. The Group owned a 51% equity interest with a total cash contribution of US$79. The Group shares dividends and undertakes risks and losses with Chunqiu International in accordance with the Group’s respective shareholding percentages in the Chunqiu Charm Culture under PRC laws. There are seven seats on the Board of Chunqiu Charm Culture and the Group takes three of them. According to Chunqiu Charm Culture’s Articles of Association, all actions require the approval of a simple majority of the directors. The Company has significant influence but does not have control over Chunqiu Charm Culture, and accordingly the Group recorded it as an equity method investment. Chunqiu Charm Culture has not had any significant operations and was in operation loss during the period from July 2011 to December 31, 2012. The Group recorded its shares of the loss at US$22 for the period from July 2011 to December 31, 2011 and US$59 for the year ended December 31, 2012.

On December 25, 2012, the Group formed an entity named of Guangdong Nanfang Media New Broadcast Co., Ltd. (“Nanfang Media”) with a third party, Guangdong Nanfang International Media Advertising Co., Ltd. (“Guangdong Nanfang”), to explore the broadcast industry. The Group owned 40% equity interest with a total cash contribution of US$321. The Group shares dividends and undertakes risks and losses with Guangdong Nanfang in accordance with the Group’s respective percentages in the registered capital contribution of the Nanfang Media under PRC laws. There are five seats on the Board of Nanfang Media and the Group takes two of them. According to Nanfang Media’s Articles of Association, all actions require the approval of two-third of the directors. The Group has significant influence but does not have control over Nanfang Media, and accordingly the Group recorded it as an equity method investment. The Group’s share of the operating results of Nanfang Media for the year ended December 31, 2012 was immaterial.

The financial statement amounts and balances of Chongqing Changhui, the Group’s equity method investee, as shown in Chongqing Changhui’s financial statements were as follows:

	As of and for the year ended
	December 31,
	2011	2012
Total current assets	3,629	12,716
Total assets	4,059	13,078
Total current liabilities	1,998	9,861
Total liabilities	1,998	9,861
Total net revenue	1,928	3,242
Net income	460	1,123

COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
COST METHOD INVESTMENTS
9.	COST METHOD INVESTMENTS

In June 2012, Charm Culture and other shareholders established Shanxi Jiuyuanji Culture Industry Investment Co., Ltd. (“Shanxi Jiuyuanji”). The Group owned an 8.93% equity interest with a total cash contribution of RMB5 million (US$803). Shanxi Jiuyuanji operates culture-related businesses and explores culture tourism market of Shanxi Province.

The Group uses the cost method of accounting to record its cost method investments since the Group does not have the ability to exercise significant influence over the operating and financing policies.

During the years ended December 31, 2010, 2011 and 2012, impairment charges of US$1,810, nil and nil were recognized, respectively. The impairment charge in 2010 was related to Zhizhonghe, a cost method investment acquired in 2008. The fair value of the cost method investments is nil and US$803 as of December 31, 2011 and December 31, 2012, respectively.

ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE
10.	ACCOUNTS PAYABLE

Accounts payable consist of the following:

	December 31, 2011	December 31, 2012
Advertising agency business (1)	59,930	37,857
Media investment management business	3,211	998

	63,141	38,855

(1)	For advertising agency business, the Group records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2011	December 31, 2012
Taxes payable	7,876	2,635
Deposits from customers	7,399	6,996
Accrued professional costs	1,776	1,210
Accrued staff expenses	3,791	5,866
Accrued selling expenses	846	995
Others	1,188	1,210

	22,876	18,912

DIVIDENDS PAYABLE	12 Months Ended
Dec. 31, 2012
DIVIDENDS PAYABLE
12.	DIVIDENDS PAYABLE

In 2010 and 2011, US$14,455 and US$5,829 were paid to the controlling shareholder of the company, respectively, to fully settle the dividend declared in 2008.

In February 2012, the board of directors of the Company approved to distribute a dividend of US$0.16 per share, which is equivalent to US$0.32 per American depositary share, in an aggregate amount of US$12,556 to the shareholders including the holders of American Depository Share. The dividend was paid in April 2012.

Balance at December 31, 2009	20,086
Dividend payments in 2010	(14,455)
Effect of exchange rate fluctuation	198

Balance at December 31, 2010	5,829
Dividend payments in 2011	(5,829)

Balance at December 31, 2011	—
Dividend declared in 2012	12,556

Dividend payments in 2012	(12,556)

Balance at December 31, 2012	—

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
13.	INCOME TAX EXPENSE

The current and deferred components of income tax expense (benefit) were as follows:

	2010	2011	2012
Current
PRC	1,998	2,283	1,537
Deferred
PRC	—	(125)	(65)

Total income tax expense	1,998	2,158	1,472

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Group is not subject to income tax.

Hong Kong

The entities in Hong Kong are subject to 16.5% income tax rate. No Hong Kong income tax has been provided as the Group does not have assessable profits that are earned in or derived from Hong Kong for the years ended December 31, 2010, 2011 and 2012.

PRC

The Group’s subsidiaries and VIEs in the PRC are all subject to PRC Enterprise Income Tax (‘‘EIT’’) on the taxable income in accordance with the relevant PRC income tax laws and regulations.

Under the PRC Enterprise Income Tax Law (‘‘the EIT Law’’) the standard income tax rate for domestic-invested and foreign-invested enterprises in the PRC is 25%.

The Group has two WFOEs and a VIE which are entitled to certain preferential tax rate.

NJTC, registered in Nanning, a city of the PRC, was entitled to a preferential EIT rate of 15% until the year of 2010 and was further granted to a two-year EIT exemption from its first profitable year, which is 2007 and 2008, followed by a 50% reduction of its applicable EIT rate for the succeeding three years. In addition, according to preferential tax policy of Nanning Beibuwan District Economic Zone, NJTC’s income tax rate was deducted by 3% in 2009 and 2010. Therefore, it was subject to 4.5% of EIT rate for 2009 and 2010, 12.5% for 2011, and 25% for 2012 and thereafter.

Qinghai, registered in Qinghai, a province of the PRC, was entitled to a two year EIT exemption from its first profitable year, which is 2009 and 2010, followed by a 50% reduction of its applicable EIT rate for the succeeding three years. Therefore, Qinghai is subject to 12.5% for 2011, 2012 and 2013, and 25% for 2014 and thereafter.

Charm Media, registered in Qinghai, a province of the PRC, was entitled to a two year EIT exemption from its first profitable year, which is 2011 and 2012, followed by a 50% reduction of its applicable EIT rate for the succeeding three years.

Shang Xing, registered in Yunnan, was entitled to a two year EIT exemption from its first profitable year, which is 2011 and 2012, followed by a 50% reduction of its applicable EIT rate for the succeeding three years.

The Group had minimal operations in jurisdictions other than the PRC.

The principal components of the Group’s deferred income tax assets are as follows:

	December 31, 2011	December 31, 2012
Deferred tax assets:
Current
Accrued payroll	87	476
Accrued expense	38	673
Allowance for doubtful accounts	115	827
Non-current
Net operating loss	341	1,943
Others	—	21

Total deferred tax assets	581	3,940
Valuation allowance	(456)	(3,749)

Net deferred tax assets	125	191

The Group operates through subsidiaries and the VIE entities and the valuation allowance is considered on each entity’s basis. A valuation allowance of US$456 and US$3,940 was established as of December 31, 2011 and 2012, respectively. The Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future.

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income tax expense in the statements of operations is as follows:

	2010	2011	2012
Expected income tax expense at PRC EIT statutory rate of 25%	10,123	12,546	(251)
Non-deductible expenses	1,309	2,188	259
Effect of income tax rate differences in jurisdictions other than the PRC	924	1,184	1,141
Changes in valuation allowance	(791)	456	3,293
Effect of tax holiday inside PRC	(9,567)	(14,216)	(2,970)

Total income tax expense	1,998	2,158	1,472

If the tax holidays granted to Shang Xing, Charm Media and Qinghai were not available, income tax provision and earnings per share amounts would be as follows:

	Year ended December 31,
	2010	2011	2012
Increase in income tax expense	9,567	14,216	648
(Reduction in net income) increase in net loss per share-basic	(0.14)	(0.18)	0.01
(Reduction in net income) increase in net loss per share-diluted	(0.13)	(0.17)	0.01

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries, However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to tax. The Company does not have a material deferred tax liability as of December 31, 2011 and 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregate undistributed earnings of the Company’s subsidiaries of US$125,881 located in the PRC that are available for distribution as of December 31, 2012 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within the next 12 months from December 31, 2012.

Since January 1, 2008, the relevant tax authorities of the Group’ subsidiaries have not conducted a tax examination on Charm Media, Shang Xing, and Charm Culture. In accordance with relevant PRC tax administration laws, tax years from 2008 to 2012 of the Group’s PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
14.	FAIR VALUE MEASUREMENTS

Measured on a recurring basis

The Group’s financial instrument measured at fair value on a recurring basis is related to the contingent consideration in connection with the acquisition of Clickpro, as presented in the following table.

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2012
Liabilities—Contingent acquisition consideration payable	2,237	2,237	—	—	2,237

The Group measured the fair value of contingent consideration as of December 31, 2012 using the income approach based on the scenario-based projections relevant to revenue and net income, which required the use of unobservable inputs including assumptions of projected revenue, cost, operating expenses, and other expenses, as well as a discount rate calculated based on average cost of equity of internet advertising industry.

The following table summarized the movement of the balances of the Group’s contingent consideration measured at fair value with level 3 inputs on a recurring basis:

Balance at December 31, 2010	—
Contingent consideration payable recorded in connection with acquisition of Clickpro (Note 3)	3,297
Balance at December 31, 2011	3,297
Amounts with contingency resolved	(474)
Changes in fair value	(654)
Exchange difference	68

Balance at December 31, 2012	2,237

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the “cost”, “income approach-excess earnings” and “with & without” valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the call option acquired with the acquisition of Clickpro, the equity method investments and cost method investments at fair value on a nonrecurring basis when it wrote down the carrying amounts of the investments to their fair value as a result of the impairment assessments. The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as a result of the impairment assessment. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
15.	NET INCOME PER SHARE

Basic net income per share and diluted net income per share have been calculated as follows:

	2010	2011	2012
Numerator:
Net income (loss) attributable to Charm Communications Inc.	37,967	46,147	(4,705)
Accretion of Series A convertible redeemable preferred shares	(1,215)	—	—
Undistributed earnings allocated to preferred shareholders	(658)	—	—

Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	36,094	46,147	(4,705)

Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	70,483,686	78,266,839	77,498,250
Employee stock options (treasury effect)	2,992,215	3,846,926	—

Number of ordinary shares outstanding used in computing diluted net income (loss) per share	73,475,901	82,113,765	77,498,250

Net income (loss) per share—basic	0.51	0.59	(0.06)
Net income (loss) per share—diluted	0.49	0.56	(0.06)

For the year ended December 31, 2010, the Series A convertible redeemable preferred shares (“Series A preferred shares”) were anti-dilutive using “if converted” method in the dilutive earning per share computation.

A total of 3,733,377, nil and 2,350,418 employee stock option and nonvested shares have been excluded from the dilutive share calculation for the year ended December 31, 2010, 2011 and 2012, respectively, as their effect was anti-dilutive.

The preferred shareholders were entitled to receive non-cumulative dividends on the Series A Preferred Shares in preference to any dividend on the ordinary shares at the rate of 8% per annum when and if declared by the Board, from funds legally available prior to any distribution with respect to the ordinary shares. No dividend can be paid on ordinary shares at a rate greater than the rate at which dividends are paid on Series A Preferred Shares without approvals from two thirds of preferred shareholders. Therefore, dividends on the Series A Preferred Shares were deducted from net income for the computation of net income attributable to ordinary shareholders. Any remaining earnings for the period were allocated to the ordinary shareholders.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
16.	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended in April 9, 2010, authorizes the Company to issue 205,000,000 ordinary shares with a nominal or par value of $0.0001 each and comprising of (a) 122,500,000 Class A ordinary shares and (b) 82,500,000 Class B ordinary shares. Upon the completion of the IPO, all of the Company’s ordinary shares held prior to the completion of the IPO and ordinary shares issued upon the exercise of options granted under the 2008 share incentive plan were designed into Class B ordinary shares, which are entitled to five votes per share, and ordinary shares issued upon or after the completion of the IPO are designated into Class A ordinary shares which are entitled to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Holders of Class A and Class B ordinary shares have the same rights except for voting and conversion rights.

On January 20, 2010, the Company issued 12,390,000 redeemable ordinary shares to Aegis Media for US$49,278, net of issuance costs of US$350. Aegis Media had an option until July 1, 2010 to require the Company to repurchase all or a portion of the ordinary shares held by Aegis Media if the Company was in breach of its obligations under its joint venture agreement. On April 16, 2010, the Company received a written acknowledgement from Aegis Media that the Company has fully satisfied its obligations. The option of Aegis Media to redeem these ordinary shares lapsed upon the acknowledgement. On January 20, 2010, the Company also purchased 4,890,000 ordinary shares from Mr. He Dang, the Company’s founder, for a consideration of approximately US$19,560. The Company financed the purchase of these shares through a promissory note to Mr. He Dang, with annual interest rate of 4.75%. During fiscal year 2010, the Company fully repaid the promissory note in which interest expense of US$488 was incurred.

In May 2010, the Company completed an initial public offering. In the offering, 7,812,500 American depositary shares (“ADSs”), representing 15,625,000 Class A ordinary shares were sold to the public at a price of US$9.50 per ADS. The net proceeds to the Company from the initial public offering, after deducting commissions and offering expenses, were US$65,247. And upon completion of the initial public offering, 5,000,000 Series A preferred shares were automatically converted into ordinary shares.

On September 14, 2011, the Board of Directors authorized the repurchase of up to US$10 million of the ordinary shares. During fiscal year 2011 the Company has repurchased 432,650 Class A ordinary shares from the market at an average price of US$8.8 per share for a total of US$1,906. During fiscal year 2012 the Company has repurchased 2,041,836 Class A ordinary shares from the market at an average price of US$7.33 per share for a total of US$5,825. Such repurchased shares were immediately cancelled and were accounted for as a reduction in additional paid-in capital.

On November 30, 2011, the Board of Directors increased the authorized number of Class A ordinary shares of the Company by 2,000,000, par value US$0.0001 per share, for future grants of options, restricted shares or restricted share units.

As of December 31, 2011 and 2012, there were 124,500,000 Class A ordinary shares and 82,500,000 Class B ordinary shares authorized, respectively.

As of December 31, 2011, there were 15,466,176 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding. As of December 31, 2012, there were 14,169,573 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding.

REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES
17.	REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES

On July 16 and August 19, 2008, the Company issued an aggregate of 12,500,000 Series A preferred share at US$4 per share for total gross proceeds of US$50,000.

As of December 31, 2009, the Company had 12,500,000 Series A Preferred Shares outstanding. On January 20, 2010, 7,500,000 Series A preferred shares were redeemed, and upon completion of the initial public offering in May 2010, the remaining 5,000,000 Series A preferred shares were automatically converted into Class B ordinary shares.

Below is a summary of the activities of the Series A Preferred shares during the period when they were outstanding:

US$
Issuance of preferred shares	50,000
Issuance cost	(1,343)
Accretion	12,134
Redemption of preferred shares	(41,363)
Preferred shares automatic converted to ordinary shares as of May 5, 2010	(19,428)
Convertible redeemable preferred shares as of December 31, 2010	—

The significant terms of Series A Preferred Shares were as follows:

Redemption

At any time (i) on or after December 31, 2009 and in the event that a qualified public offering has not occurred prior to such date, or (ii) upon determination by any PRC Government Authority, including the Ministry of Commerce and the State Administration of Foreign Exchange in writing that any transactions conducted by the Group, the founder and other relevant parties involved to form the corporate structure of the Group (all such transactions, the “Restructuring”), including the various transactions contemplated by the control documents, violate any provisions of Regulation for Merger with Acquisition of Domestic Enterprise by Foreign Investors or any other applicable PRC Law, or requires the approval from Ministry of Commerce or other government authorities, or (iii) upon any PRC Government Authority taking any enforcement action in relation to the Restructuring that has the effect of penalizing any companies within the Group or any investor or unwinding the Restructuring or the corporate structure, each of the investors has the right to request the Company to redeem and/or the shareholder to purchase, all of the Series A Preferred Shares or ordinary shares converted from Series A Preferred Shares held by the investor for an aggregate consideration equal to the original purchase price paid by the investor for the Series A Preferred Shares to be redeemed or purchased plus an investment return at a rate of 15% per annum on the original purchase price, plus any and all accrued but unpaid dividends on the Series A Preferred Shares held by the investor to be redeemed or purchased.

The Company accrued the 15% premium over the period as an accretion charge to increase the Series A Preferred Shares’ carrying value with debits to the retained earnings of US$1,215 for the years ended 2010.

Dividends

The preferred shareholders would be entitled to receive non-cumulative dividends on the Series A Preferred Shares in preference to any dividend on the ordinary shares at the rate of 8% per annum when and if declared by the Board, from funds legally available prior to any distribution with respect to the ordinary shares. No dividend can be paid on ordinary shares at a rate greater than the rate at which dividends are paid on Series A Preferred Shares without approvals from two thirds of preferred shareholders.

Conversion

Each holder of Series A Preferred Shares had the right, at each holder’s sole discretion, to convert at any time and from time to time all or any portion of the Series A Preferred Shares held by it into ordinary shares. The initial conversion ratio was on a one for one basis, subject to certain general anti-dilution adjustments. The Series A Preferred Shares were automatically converted into ordinary shares upon the closing of a qualified initial public offering, based on the applicable then-effective conversion price.

Voting rights

The preferred shareholders were entitled to receive notice of and to attend and vote at all general meetings of the Company as if all Series A Preferred Shares had been converted into ordinary shares on a one for one basis with one vote per ordinary share, and the preferred shareholders vote together with the ordinary shareholders and not as a separate class of shares.

Liquidation preference

Upon any liquidation, dissolution or winding up of the Company, before any distribution or payment was made with respect to any ordinary shares, an amount is paid on a pari passu basis with respect to each Series A Preferred Share equal to 100% of the original subscription price plus an 8% annual compounded return in the case of each Series A Preferred Shares plus all unpaid dividends on each share. In the event that there were insufficient assets of the Company available for payment in full, then any available assets would be paid and distributed as far as possible to preferred shareholders pro rata (on an as-converted basis) to the liquidation preference which each preferred shareholder would otherwise be entitled to receive. After full preference amount had been paid on all the shares of the Series A Preferred Shares, any remaining funds or assets of the Group legally available for distribution to shareholders were distributed pro rata among the holders of the Series A Preferred Shares (on an as-converted basis) together with the holders of the ordinary shares.

STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION
18.	STOCK BASED COMPENSATION

On April 1, 2008, the Group adopted the 2008 share incentive plan (“2008 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. The Group has reserved 7,500,000 ordinary shares for issuance under the 2008 Plan. Out of these 7,500,000 shares, 7,254,005 shares had been issued to the employees upon exercise of their share options as of December 31, 2012. 245,995 shares remain available for future issuances, which were not considered as outstanding shares as of December 31, 2012, and therefore were excluded from the computation of earnings per share.

On December 30, 2011, the Group adopted the 2011 share incentive plan (“2011 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. On February 20, 2012, the Group reserved 6,000,000 ordinary shares under the 2011 Plan. As of December 31, 2011 and 2012, no options or shares were granted under the 2011 Plan.

Stock Option

On April 9, 2010, the Company granted 730,000 share options to directors, employees and consultants with an exercise price of US$3.40. No options were granted during 2011 and 2012.

The vesting periods of the options under the option plan are determined based on individual stock option agreements. Generally options have a graded vesting term and will vest 25% after the first year of service and ratably each month over the remaining 36-month period.

Out of the 730,000 share options granted on April 9, 2010, 215,000 share options shall vest over four years and are exercisable based on certain performance conditions. These shares are intended to provide an incentive for achieving specific performance objectives over a defined period. The number of options that shall vest and become exercisable range from zero to 100% depending on performance against objective, pre-established financial metrics at the end of the performance period. The Company believes it is probable that such goals will be achieved based on its quarterly evaluation. If such goals are not met or it is probable the goals will not be met, no compensation cost is recognized and any recognized compensation cost is reversed.

The fair value of share options granted in 2010 was ranged from US$2.62 to US$2.70. Management has used Black-Scholes option pricing model to estimate the fair value of options granted with the following assumptions:

2010
Expected volatility	0.546~0.580
Risk-free interest rate	2.08%~2.56%
Expected dividend yield	0%
Expected term (in years)	3.02~3.58
Fair value of underlying ordinary share	US$5.00

(1)	Volatility

The volatility of the underlying ordinary shares during the expected term of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield of international government bonds of China with a maturity period similar to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Expected term

The expected term were estimated based on the vesting and contractual terms, employee demographics and the expected term of the similar companies.

(5)	Fair value of underlying ordinary shares

Prior to the completion of the IPO, when estimating the fair value of the ordinary shares on the grant dates, management considered a number of factors, including the result of a third party appraisal. After the completion of the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The following table summarizes the Company’s share option activity as of and for the years ended December 31, 2010, 2011 and 2012:

	Number of options	Weighted average exercise price	Weighted average grant- date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	(Years)	US$
Outstanding as of December 31, 2009	6,845,333	1.64	1.49	3.59	16,166

Granted	730,000	3.40	2.59
Exercised	135,102	2.76	0.88
Forfeited	846,839	2.99	1.35

Outstanding as of December 31, 2010	6,593,392	1.63	1.62	2.70	21,748

Exercised	138,724	1.41	1.54
Forfeited	346,685	3.14	1.70

Outstanding as of December 31, 2011	6,107,983	1.56	1.62	1.64	17,006

Exercised	338,440	1.10	1.53
Forfeited	129,972	3.06	1.12

Outstanding as of December 31, 2012	5,639,571	1.55	1.63	0.54	4,422

Vested and expected to vest at December 31, 2012	5,608,222	1.54	1.63	0.63	4,422

Exercisable at December 31, 2012	5,327,452	1.44	1.60	0.55	3,084

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The following table summarizes information about stock options outstanding for the year ended December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)
1.00	4,335,570	1.00	0.27	4,335,498	1.00	0.27
3.15	123,400	3.15	0.55	123,400	3.15	0.55
3.40	1,180,601	3.40	2.00	868,554	3.40	1.98

	5,639,571	1.55	0.54	5,327,452	1.44	0.55

As of December 31, 2012, there was US$814 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.00 years.

For the years ended December 31, 2010, 2011 and 2012, the aggregate intrinsic value of options exercised under the Company’s stock option plans were US$293, US$407 and US$315, respectively, determined as of the date of option exercise.

Nonvested Shares

In 2010, 2011 and 2012, the Company granted 460,000, 372,000 and 190,668 nonvested shares to employees and consultants, respectively. The vesting periods of the nonvested shares under the plan were determined based on individual share agreements. Generally nonvested shares vest over two or four years. Out of nonvested shares granted, the vesting of 250,000 shares are subject to certain performance conditions, which are consistent with the terms for stock options. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was nil, nil and $1,767, respectively. As of December 31, 2012, there was US$3,090 of total unrecognized compensation cost related to nonvested shares. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.28 years.

The following table summarizes the nonvested shares activity for the year ended December 31, 2010, 2011 and 2012:

	Number of Shares	Weighted average grant date fair value	Aggregate intrinsic value
Nonvested stock as of December 31, 2009	—	—
Granted	460,000	4.56

Nonvested stock as of December 31, 2010	460,000	4.56	2,268

Granted	372,000	5.19
Vested	(12,000)	4.56
Forfeited	(3,000)	4.56

Nonvested stock as of December 31, 2011	817,000	4.85	3,602

Granted	190,668	5.10
Vested	(347,418)	4.96
Forfeited	(25,000)	4.37

Nonvested stock as of December 31, 2012	635,250	4.86	1,999

Nonvested stock vested and expected to vest at December 31, 2012	925,868	4.89	1,870

For the year ended December 31, 2012, 268,000 nonvested shares were available for future grant under all plans.

The following table shows total stock-based compensation expense included in the consolidated statements of operations for the year ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Cost of revenue	7	4	1
Selling and marketing expense	1,468	1,979	1,506
General and administrative expense	1,024	1,086	707

Total	2,499	3,069	2,214

PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
PRC CONTRIBUTION PLAN
19.	PRC CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits for the years ended December 31, 2010, 2011 and 2012 were US$1,607, US$2,575 and US$3,398, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
20.	COMMITMENTS

(a)	Lease commitments

The Group has entered into certain leasing arrangements relating to the lease of office premises. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were US$1,929, US$3,094 and US$4,165, respectively. The Group recognizes rent expenses under such arrangements on a straight-line basis over the term of the lease.

As of December 31, 2012, the Group was obligated under operating leases, which relate to office premises, requiring minimum lease payments as follows:

Years ended December 31,
2013	3,331
2014	3,141
2015	2,527
Thereafter	1,139

10,138

(b)	Purchase commitments

The Group entered into agreements with certain television stations to purchase advertising time. As of December 31, 2012, under these agreements, the Group is contractually obligated to make total minimum payments of US$125,888 and US$36,035 for the years ending December 31, 2013 and 2014, respectively.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION

21.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment information

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. The Group has three operating segments and determined that these three operating segments for the years ended December 31, 2010, 2011 and 2012 are media investment management, advertising agency, and branding and identity services.

The Group’s chief operating decision maker does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segments.

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2012:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated
Revenues	112,786	46,234	6,478	165,498
Cost of revenues	107,976	4,864	4,303	117,143

Gross profit	4,810	41,370	2,175	48,355
Unallocated operating expenses				(52,260)
Unallocated non-operating income, net				2,901

Loss before income tax expense				(1,004)

Year ended December 31, 2011:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				(36,823)
Unallocated non-operating income, net				2,499

Income before income tax expense				50,184

Year ended December 31, 2010:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	162,623	24,776	5,002	192,401
Cost of revenues	118,224	2,867	2,715	123,806

Gross profit	44,399	21,909	2,287	68,595
Unallocated operating expenses				(27,062)
Unallocated non-operating expenses, net				(1,043)

Income before income tax expense				40,490

Geographical information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Repurchase of ordinary shares from the controlling shareholder and subsequent payment of shareholder loan

On January 20, 2010, the Company purchased 4,890,000 ordinary shares from Mr. He Dang, the Company’s controlling shareholder, for a consideration of approximately US$19,560. The Company financed the purchase of these shares through a promissory note to Mr. He Dang, with an annual interest rate of 4.75%. During the fiscal year 2010, the Company fully repaid the promissory note in which interest expense of US$488 was incurred.

Advertising services

During the year 2011 and 2012, the Group received or provided certain advertising services to the Group’s subsidiary’s noncontrolling shareholder’s group companies and equity investment entities, and paid or received cash accordingly.

Such transactions are related to the advertising agency business and hence the corresponding provision of advertising services is recognized in the net revenues under advertising agency on a net basis in the consolidated statements of operations.

Revenue from the related parties recognized in the consolidated financial statements and the corresponding payments received from the related parties for the year ended December 31, 2010, 2011 and 2012 are as follows:

Revenue from related parties	2010	2011	2012
Chongqing Changhui	—	1,107	114
Aegis Media	5,909	5,841	6,923
Wasu Digital	—	—	477

Total	5,909	6,948	7,514

Receipts of payments from related parties	2010	2011	2012
Chongqing Changhui	—	5,626	8,114
Aegis Media	5,147	3,257	28,867
Wasu Digital	—	—	76

Total	5,147	8,883	37,057

In respect of the purchase of advertising services, the payments made to the related parties for the purchase of advertising services for the year ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
Aegis Media	1,118	5,109	21,615
Wasu Digital	—	385	43

Total	1,118	5,494	21,658

Rental expenses

The Group leased office space and cars from the Company’s controlling shareholder and his family member. The rental amount was determined based on market prices. Rental expenses for the years ended December 31, 2010, 2011 and 2012 were US$743, US$853 and nil, respectively.

Other Transactions

During the year 2011, the Group received a deposit of US$159 from Chongqing Changhui, which acted as an agent of customers placing advertisement through the Group.

The Group also received injection of capital of US$162, for an entity to be established, from Mr. Zhu Hong Gang, who is the noncontrolling shareholder of Clickpro and the management responsible for Clickpro’s business, received an advertising fee of US$346 on behalf of the Group.

Staff cost and the royalty fee of Vizeum paid by Aegis Media during the years of 2011 and 2012, were US$799 and US$1,191, respectively.

The related party balances as of December 31, 2011 and 2012 were US$3,494 and US$1,938 in amounts due from related parties and US$4,460 and US$13,310 in amounts due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

Amounts due from related parties	December 31, 2011	December 31, 2012
Chunqiu Charm Culture	22	—
Mr. Zhu Hong Gang	346	—
Aegis Media	1,723	571
Chongqing Changhui	1,403	1,133
Wasu Digital	—	154
Mr. Fu Rao	—	80

Total	3,494	1,938

Amounts due to related parties	December 31, 2011	December 31, 2012
Wasu Digital	206	751
Mr. Zhu Hong Gang	162	164
Aegis Media	4,092	12,226
Chongqing Changhui	—	169

Total	4,460	13,310

STATUTORY RESERVE	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVE
23.	STATUTORY RESERVE

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries being foreign-invested enterprises established in China, is required to provide for certain statutory reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. They are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the PRC Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. They are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to other surplus funds is made at the discretion of the Company’s VIEs and its subsidiaries.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. These reserves are not allowed to be transferred to the Group in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation. The Group provided US$164, US$4,978 and US$988 statutory reserve for the years ended December 31, 2010, 2011 and 2012, respectively.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
24.	RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries, VIEs and their wholly owned subsidiaries, totaling approximately US$77,565 and US$79,677 as of December 31, 2011 and 2012, respectively. Therefore, the Financial Statement Schedule I—Condensed financial information of the Company is included with the consolidated financial statements.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

In March 2013, the board of directors of the Company approved to distribute a dividend of US$0.25 per share, which is equivalent to US$0.50 per American Depositary Share, in an aggregate amount of approximately US$20,000 out of the Company’s additional paid-in capital to the holders of American Depository Shares. The dividend will be paid in May 2013.

In April 2013, the Company’s board of directors has authorized to amend the 2008 Share Incentive Plan terms and also approve some 2008 grants amendment. The contractual term of the options granted under the 2008 plan was extended from five years to ten years. Five option agreements with total 960,000 share options were modified to 625,000 share options, and the exercise prices in the four option agreements are modified from $3.4 or 3.15 per ordinary share to nil per ordinary share. Incremental compensation expenses, if any, will be recognized upon modification during the remaining vesting period.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

STATEMENTS OF OPERATIONS

	Years ended December 31
	2010	2011	2012
Total operating expenses	(3,440)	(5,110)	(4,706)

Operating loss	(3,440)	(5,110)	(4,706)
Equity in profit of subsidiaries and variable interest entities	42,171	52,742	2,114
Interest income	249	394	116
Interest expense	(488)	—	—

Net income (loss)	38,492	48,026	(2,476)

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

COMPREHENSIVE INCOME (LOSS)

	2010	2011	2012
Net income (loss)	38,492	48,026	(2,476)
Other comprehensive income, net of tax
Foreign currency translation adjustments	4,254	9,065	2,268

Comprehensive income (loss)	42,746	57,091	(208)
Comprehensive income (loss) attributable to Charm Communications Inc.’s ordinary shareholders	42,746	57,091	(208)

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

BALANCE SHEETS

	December 31, 2011	December 31, 2012
Assets
Current assets:
Cash and cash equivalents	15,113	2,227
Due from subsidiaries	74,818	67,175
Investment in subsidiaries and variable interest entities	145,032	147,535
Other current assets	2,270	1,206

Total current assets	237,233	218,143

Non-current asset:
Other non-current asset	—	357

Total non-current asset	—	357

TOTAL ASSETS	237,233	218,500

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	1,274	765

Total liabilities	1,274	765

Equity

Charm Communications Inc.’s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	116,637	100,850
Retained earnings	105,930	101,225
Accumulated other comprehensive income	13,384	15,652

Total Equity	235,959	217,735

TOTAL LIABILITIES AND EQUITY	237,233	218,500

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

CASH FLOW STATEMENTS

	Years ended December 31
	2010	2011	2012
Cash flows from operating activities
Net income (loss)	38,492	48,026	(2,476)
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(42,171)	(52,742)	(2,114)
Share-based compensation cost	2,499	3,069	2,214
Changes in operating assets and liabilities:
Due from subsidiaries	(28,964)	(5,137)	7,292
Other current assets	(268)	83	1,064
Other non-current asset	—	—	(357)
Accrued expenses and other current liabilities	1,184	136	(509)

Net cash (used in) provided by operating activities	(29,228)	(6,565)	5,114

Cash flows from financing activities
Proceeds from option exercise	374	186	381
Repurchase of ordinary shares	—	(1,906)	(5,825)
Payments of Series A preferred share redemption	(41,363)	—	—
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350	49,278	—	—
Payments of shareholder loan	(19,560)	—	—
Payments of dividend	—	—	(12,556)
Proceeds from Initial Public Offering	69,023	—	—
Payment of IPO expenses	(3,244)	—	—

Net cash provided by (used in) financing activities	54,508	(1,720)	(18,000)

Net increase (decrease) in cash and cash equivalents	25,280	(10,379)	(12,886)
Cash and cash equivalents at the beginning of the year	212	25,492	15,113

Cash and cash equivalents at the end of the year	25,492	15,113	2,227

Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and variable interest entities.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit as “Equity in profit of subsidiaries and variable interest entities” on the statements of operations and comprehensive income (loss).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (‘‘US GAAP’’).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs and their wholly owned enterprises. All inter-company transactions and balances have been eliminated on consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

The Group provides specific provision for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial conditions of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s historical payment history, the customer’s current credit-worthiness and the current economic trends.

Notes receivable

Notes receivable

Notes receivable represent bank drafts which may be drawn upon financial institutions. The Group receives these notes receivable as a form of payment from its customers. These notes are transferable and are generally payable after three to six months.

Prepaid expenses	Prepaid expenses Prepaid expenses mainly represent the prepaid media costs made to television stations in advance of the airing of an advertisement.
Deposits

Deposits

Deposits consist of the deposits that are required to bid for advertising slots with China Central Television (‘‘CCTV’’). The Group makes these deposits in advance of the bidding. If the bid is successful, the deposit will be used against future purchases of advertising time; if the bid is unsuccessful, the funds are returned.

Deposits also represent amounts paid by the Group to other television stations in order to secure advertising time on the respective television channels.

Other current assets	Other current assets Other current assets include bank interest receivables, rental deposits, prepaid rent and staff advances.
Fixed assets, net

Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Computers, software and office equipment Leasehold improvements	3-5 years lesser of lease terms or 5 years, the estimated useful lives of the asset

Intangible assets, net

Intangible assets, net

Intangible assets, which consist of customer base, technology and non-compete agreements are carried at cost less accumulated amortization. Customer base is amortized based on the estimated attrition pattern of the acquired intangible; technology and non-compete agreements are calculated using the straight-line method over their respective expected useful lives as follows:

Customer base	6 years
Technology	3 years
Non-compete agreements	7 years

Equity method investments

Equity method investments

Equity method investments relate to affiliated companies over which the Company has the ability to exercise significant influence, but does not have control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee of between 20% and 50% and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. The Company’s share of earnings of equity affiliate is included in the accompanying consolidated statements of operations.

Cost method investments

Cost method investments

Cost method investments are investments in an investee over which the Group does not have significant influence. The Group carries the investment at cost and recognizes income as any dividends received from the distribution of the investee’s earnings.

The Company reviews the investment for other-than temporary impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment and recognize the impairment loss if the carrying value exceeds fair value.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill. Management performed an annual goodwill impairment test as of December 31, 2011 and 2012, and no impairment loss was required.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable when these events occur. The Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss based on the fair value of the assets.

Advances from customers

Advances from customers

Advances from customers represent the customers’ prepayment of advertising costs to the Group. The customers will generally pay the Group a month in advance of their advertisements being aired.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, accounts and notes receivable, amounts due from related parties, cost method investments, equity method investments, accounts payable, amounts due to related parties and consideration payable. The carrying value of financial instruments, except for cost method investments or equity method investments, approximate their fair values, principally because of the short-term maturity of these instruments. Fair values of cost method investments and equity method investments are not readily determinable.

Fair value measurements

Fair value measurements

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I—Observable inputs such as quoted prices in active markets for identical, unrestricted assets or liabilities.

Level II—Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III—Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models and similar techniques.

Revenue recognition

Revenue recognition

The Group recognizes revenues based on the following revenue recognition principles.

Revenues are recognized when the following four criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Group derives revenue from three operating segments. The revenue recognition policies for those segments are as follows:

(1)	Media investment management

Media investment management revenues are derived from the sale of advertising time or other advertising rights owned by the Group. The advertising time or rights are purchased from television networks and as a result the Group has the risk of ownership. Accordingly, the sale of these advertising time or rights is recorded on a gross basis. The revenues for these sales are recognized when the related advertisement time or right is utilized by the client.

(2)	Advertising Agency

Advertising agency revenues are derived from commissions received for assisting advertising clients in obtaining advertisement time on media platforms, primarily television stations. In general, the commission received is based on certain percentage of the cost of the advertising time purchased by the client. In many cases, the client pays the media owner for the advertising resource through the Group. As the Group acts as an agent for the client in such transactions, the revenue from these transactions is recognized on a net of cost basis when the related advertisement resource is utilized by the client.

The Group also receives performance-based sales commissions from the media platforms, equal to certain percentage of the purchase price for qualifying advertising resource purchased and utilized by advertising clients the Group represents. The amount of the additional commissions earned may be subject to adjustment based on various performance factors. Revenue is accrued and recognized when the amounts of the additional commissions are probable and reasonably estimable.

(3)	Branding and Identity Services

Branding and identity service revenues are derived from creative design and production management services for the development of advertisements and marketing consulting services. These revenues are recognized either upon delivery of the completed advertisement or ratably over the marketing consulting service period.

Rebates to customers

Rebates to customers

The Group provides cash incentives to certain customers based on their media spending volume on the Company’s media investment business, and accounts for it as a reduction of revenue. The payables of rebate to customers are included in the advances from customers on the consolidated balance sheets. The Group has estimated and recorded rebates to customers of US$4,938, US$5,383 and US$6,064 for the years ended December 31, 2010, 2011 and 2012, respectively.

Cost of revenues

Cost of revenues

(1)	Media investment management

Cost of revenues related to media investment management is primarily the cost of advertising time or other advertising rights sold, business taxes and value added taxes (“VAT”). The cost of advertising time or other rights is expensed when the right is utilized by the client or expires unused. The cost of business taxes are expensed as incurred.

(2)	Advertising agency

Cost of revenues related to advertising agency is primarily personnel related costs, business taxes, VAT and equipment depreciation expense. These costs are expensed as incurred.

(3)	Branding and identity services

Cost of revenues related to branding and identity services is primarily costs incurred for advertisement production, personnel related costs and business taxes. These costs are expensed as incurred.

The total amount of business taxes, VAT and surcharges included in cost of revenues were US$6,810, US$8,340, and US$4,351 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program has been phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, three PRC subsidiaries and one VIE of the Group became subject to VAT at the rate of 6%, on certain service revenues which were previously subject to business tax. VAT is recorded in cost of revenue when incurred and amounted to US$2,892 for the year ended December 31, 2012.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in other current liabilities on the consolidated balance sheets.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s overseas subsidiaries is either United States dollar or Hong Kong dollar. The Company’s PRC subsidiaries and VIEs and their wholly owned enterprises determine their functional currencies to be the Chinese Renminbi (‘‘RMB’’). The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries, VIEs and their wholly owned enterprises, respectively.

Translation differences are recorded in accumulated other comprehensive income, a component of equity. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of operations.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and the conversion of convertible redeemable preferred shares.

Holders of Class A and Class B ordinary shares have the same dividend rights. Accordingly, the Company has not used the two-class method in computing net income per share.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Noncontrolling interest

Noncontrolling interest

On January 20, 2010, the Group acquired 60% of Vizeum’s business for the purpose of providing with an enhanced service platform that enables the Group to attract new advertising clients and expand customer base. The 40% interest held by Aegis Media is recorded as noncontrolling interest in the consolidated financial statements.

On September 14, 2012, Guozhi was established with a 70% interest held by Charm Media for the purpose of expanding its tourism advertising businesses. The remaining 30% interest held by other shareholders is recorded as noncontrolling interest in the consolidated financial statements.

Redeemable noncontrolling interest

Redeemable noncontrolling interest

In August 2011, the Group acquired 60% of Clickpro’s business. Clickpro is a leading Chinese performance and search engine marketing (“SEM”) firm with proprietary technology and full-service capabilities. Pursuant to the agreement with Clickpro, the Company granted a put option to Clickpro’s shareholders which allow them to sell the remaining 40% equity interest to the Group. The option is exercisable six years later at a per share price computed by a formula valuing the entire enterprise based on the Clickpro’s performance for the trailing 3 years.

On the acquisition date, the 40% redeemable noncontrolling interest was recorded outside of the permanent equity on the consolidated balance sheet at fair value of US$4,416. Subsequently, the noncontrolling interest was carried at the higher of (1) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss or (2) the accreted amount to the expected redemption value. The increase of US$307 and US$711 in the carrying amounts of the redeemable noncontrolling interest were recognized as the net income attributable redeemable noncontrolling interest in the consolidated statements of operations for the years ended December 31, 2011 and 2012.

Share-based compensation

Share-based compensation

Share-based payments to employees are measured based on the fair values of share option on the grant dates and recognized as compensation expense over the requisite service periods on a straight-line basis with a corresponding addition to paid-in capital provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date.

Share awards issued to consultants are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received. The Group uses the Black-Scholes option pricing model to measure the value of options granted to consultants and employees at each measurement date.

For the share options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the options granted.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income (loss) in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding the presentation of comprehensive income (loss).

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, income taxes, fair value and impairment of cost method investments, fair value and impairment of goodwill and intangible assets, business acquisition and share-based compensation.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash balances in RMB as of December 31, 2011 and 2012 were RMB775.6 million (an equivalent of US$123.2 million) and RMB703.7 million (an equivalent of US$113.0 million), representing 88.4% and 96.9% of the cash and cash equivalents as of December 31, 2011 and 2012 respectively.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable and notes receivable. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents were deposited in the financial institutions located in the PRC. Notes receivable represents bank drafts drawn upon the financial institutions located in the PRC. The Group uses state-owned financial institutions that management believes are of high credit quality to mitigate the risks associated with cash and cash equivalents and notes receivable. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and ongoing monitoring process on outstanding balances. Customer A accounted for more than 10% of accounts receivable as of December 31, 2012 and customer B accounted for more than 10% of accounts receivable as of December 31, 2011. For the years ended December 31, 2010, 2011 and 2012, there were no customers who accounted for 10% or more of the Group’s revenues.

Accounting pronouncements recently adopted

Accounting pronouncements recently adopted

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicate that the highest-and- best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries and Variable Interest Entities

As of December 31, 2012, the Company’s subsidiaries and the Group’s variable interest entities included the following entities:

Companies	Place of Incorporation	Later of Establishment or Acquisition	Percentage of Legal Ownership

Subsidiaries:

Movie-Forward Ltd. (“Movie”)	BVI	June 2007	100%
Media Port Holding Limited (“Media Port”)	BVI	November 2009	100%
Media Talent International Limited (“Talent”)	BVI	May 2010	100%
Best Ranking Limited (“Best”)	BVI	October 2011	100%
CharmClick Inc. (“Click”)	Cayman Islands	July 2011	60%
Charm Hong Kong Limited (“Charm Hong Kong”)	Hong Kong	April 2008	100%
O’Master Communications (Hong Kong) Ltd. (“O’Master”)	Hong Kong	June 2010	100%
Posterscope (Hong Kong) Ltd. (‘‘Posterscope’’)	Hong Kong	January 2010	60%
Charm New Media (Hong Kong) Ltd. (‘‘New’’)	Hong Kong	November 2011	100%
Charm Future Media (Hong Kong) Ltd. (‘‘Future’’)	Hong Kong	November 2011	100%
Charm Electronic Media (Hong Kong) Ltd. (‘‘Elec’’)	Hong Kong	November 2011	100%
Charm Digital Media (Hong Kong) Ltd. (‘‘Digital’’)	Hong Kong	November 2011	100%
Neudior Corporation Limited (‘‘Neudior’’)	Hong Kong	November 2011	60%
Nanning Jetlong Technology Co., Ltd. (‘‘NJTC’’)	PRC	October 2005	100%
Beijing Vizeum Advertising Co., Ltd. (‘‘Vizeum’’)	PRC	January 2010	60%
Charm Media Co., Ltd. (‘‘Charm Media’’)	PRC	November 2010	100%
Shang Xing Media Co., Ltd. (‘‘Shang Xing’’)	PRC	October 2010	100%
Beijing Guozhi Travel & Culture Co., Ltd. (‘‘Guozhi’’)	PRC	September 2012	70%
Beijing Hongtu Zhuoyue Advertising Co., Ltd. (‘‘Hongtu’’)	PRC	September 2012	100%

VIEs and VIEs owned enterprises:

Shidai Charm Advertising Co., Ltd. (‘‘ShiDai’’)	PRC	November 2006	Nil*
QingHai Charm Advertising Co., Ltd. (‘‘QingHai’’)	PRC	August 2008	Nil*
Beijing Charm Culture Co., Ltd (“Charm Culture”)	PRC	November 2010	Nil*

*	These entities are controlled by the Company pursuant to the contractual arrangements described below.

Financial Statement Balances and Amounts of VIEs

The following financial statement balances and amounts of the Company’s VIEs, which were after the intercompany eliminations, were included in the accompanying consolidated financial statements:

	December 31, 2011	December 31, 2012
Total assets	73,157	17,746
Total liabilities	17,126	5,020

	2010	2011	2012
Revenue	183,608	36,734	112
Net income (loss)	39,439	(5,331)	(3,228)

	2010	2011	2012
Net cash provided by (used in) operating activities	15,544	(16,297)	(2,903)
Net cash used in investing activities	(661)	(641)	(793)
Net cash used in financing activities	(14,455)	(5,829)	—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets Estimated Useful Lives

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Computers, software and office equipment Leasehold improvements	3-5 years lesser of lease terms or 5 years, the estimated useful lives of the asset

Intangible Assets Useful Lives

Customer base is amortized based on the estimated attrition pattern of the acquired intangible; technology and non-compete agreements are calculated using the straight-line method over their respective expected useful lives as follows:

Customer base	6 years
Technology	3 years
Non-compete agreements	7 years

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Effects of Clickpro Acquisition

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

	2010	2011
	(unaudited)	(unaudited)
Total revenues	194,552	281,897
Net income attributable to Charm Communications Inc.	38,195	46,594
Income per share—basic	0.54	0.60
Income per share—diluted	0.52	0.57

The Amount Charged to the Net Income (Loss) Attributable to Redeemable Noncontrolling Interest

For the years ended December 31, 2011 and 2012, the amount charged to the net income (loss) attributable to redeemable noncontrolling interest were US$90 and US$50 and accretion to redemption value were US$217 and US$761, respectively, as presented in the following table.

Redeemable noncontrolling interest
Balance at December 31, 2010	—
Addition through acquisition of ClickPro	4,416
Net income attributable to redeemable noncontrolling interest	90
Accretion to redemption value	217

Balance at December 31, 2011	4,723
Net loss attributable to redeemable noncontrolling interest	(50)
Accretion to redemption value	761

Balance at December 31, 2012	5,434

Two Thousand Ten Acquisition
Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

The Group allocated the purchase price to assets acquired and liabilities assumed as follows:

US$(000)
Cash and cash equivalents	4,114
Current assets	11,769
Fixed assets	185
Current liabilities	(15,188)
Noncontrolling interest	(352)

Total consideration	528

Two Thousand Eleven Acquisitions
Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable noncontrolling interest	(4,416)

Total consideration	6,773

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Net Accounts Receivable Consist of the Following for the Years Ended December 31, 2011 and 2012

Net accounts receivable consist of the following for the years ended December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Accounts receivable	104,578	95,588
Allowance for doubtful accounts
Beginning balance	—	658
Additional allowance during the year	937	5,622
Write-off during the year	(279)	(656)

Less: ending balance	658	5,624

Accounts receivable, net	103,920	89,964

FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets

Fixed assets consist of the following:

	December 31, 2011	December 31, 2012
Computers, software and office equipment	2,466	4,622
Leasehold improvements	2,943	5,211

Sub-total	5,409	9,833
Less: accumulated depreciation	1,065	2,195

	4,344	7,638

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consist of the following:

	December 31, 2011	December 31, 2012
Costs:
Customer base	1,638	1,638
Technology	1,151	1,151
Non-competence agreements	1,197	1,197
Exchange differences	76	109

	4,062	4,095

Accumulated amortization:
Customer base	(380)	(867)
Technology	(198)	(590)
Non-competence agreements	(87)	(263)

	(665)	(1,720)

Net carrying amount:
Customer base	1,258	771
Technology	953	561
Non-competence agreements	1,110	934
Exchange differences	76	109

	3,397	2,375

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for fiscal years 2011 and 2012 are as follows:

As of December 31, 2010	—
Acquisition of ClickPro	4,269
Exchange differences	66

As of December 31, 2011	4,335
Exchange differences	44

As of December 31, 2012	4,379

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments

	December 31, 2011	December 31, 2012
Chongqing Changhui Culture Co., Ltd.	929	1,450
Wasu Digital Co., Ltd.	457	362
Chunqiu Charm Culture Co., Ltd.	59	—
Guangdong Nanfang Media New Broadcast Co., Ltd.	—	321
Total	1,445	2,133

Financial Statement Amount and Balance of Equity Method Investee as Shown in Financial Statements

The financial statement amounts and balances of Chongqing Changhui, the Group’s equity method investee, as shown in Chongqing Changhui’s financial statements were as follows:

	As of and for the year ended
	December 31,
	2011	2012
Total current assets	3,629	12,716
Total assets	4,059	13,078
Total current liabilities	1,998	9,861
Total liabilities	1,998	9,861
Total net revenue	1,928	3,242
Net income	460	1,123

ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable

Accounts payable consist of the following:

	December 31, 2011	December 31, 2012
Advertising agency business (1)	59,930	37,857
Media investment management business	3,211	998

	63,141	38,855

(1)	For advertising agency business, the Group records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2011	December 31, 2012
Taxes payable	7,876	2,635
Deposits from customers	7,399	6,996
Accrued professional costs	1,776	1,210
Accrued staff expenses	3,791	5,866
Accrued selling expenses	846	995
Others	1,188	1,210

	22,876	18,912

DIVIDENDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Dividends Payable

Balance at December 31, 2009	20,086
Dividend payments in 2010	(14,455)
Effect of exchange rate fluctuation	198

Balance at December 31, 2010	5,829
Dividend payments in 2011	(5,829)

Balance at December 31, 2011	—
Dividend declared in 2012	12,556

Dividend payments in 2012	(12,556)

Balance at December 31, 2012	—

INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Current and Deferred Components of Income Tax Expense (Benefit)	The current and deferred components of income tax expense (benefit) were as follows:

	2010	2011	2012
Current
PRC	1,998	2,283	1,537
Deferred
PRC	—	(125)	(65)

Total income tax expense	1,998	2,158	1,472

Principal Components of Group's Deferred Income Tax Assets

The principal components of the Group’s deferred income tax assets are as follows:

	December 31, 2011	December 31, 2012
Deferred tax assets:
Current
Accrued payroll	87	476
Accrued expense	38	673
Allowance for doubtful accounts	115	827
Non-current
Net operating loss	341	1,943
Others	—	21

Total deferred tax assets	581	3,940
Valuation allowance	(456)	(3,749)

Net deferred tax assets	125	191

Reconciliation of Income Tax Expense

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income tax expense in the statements of operations is as follows:

	2010	2011	2012
Expected income tax expense at PRC EIT statutory rate of 25%	10,123	12,546	(251)
Non-deductible expenses	1,309	2,188	259
Effect of income tax rate differences in jurisdictions other than the PRC	924	1,184	1,141
Changes in valuation allowance	(791)	456	3,293
Effect of tax holiday inside PRC	(9,567)	(14,216)	(2,970)

Total income tax expense	1,998	2,158	1,472

Income Tax Provision and Earnings Per Shares If Tax Holidays Granted Not Available

If the tax holidays granted to Shang Xing, Charm Media and Qinghai were not available, income tax provision and earnings per share amounts would be as follows:

	Year ended December 31,
	2010	2011	2012
Increase in income tax expense	9,567	14,216	648
(Reduction in net income) increase in net loss per share-basic	(0.14)	(0.18)	0.01
(Reduction in net income) increase in net loss per share-diluted	(0.13)	(0.17)	0.01

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Contingent Consideration in Connection with Acquisition of Clickpro

The Group’s financial instrument measured at fair value on a recurring basis is related to the contingent consideration in connection with the acquisition of Clickpro, as presented in the following table.

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2012
Liabilities—Contingent acquisition consideration payable	2,237	2,237	—	—	2,237

Movement of Balances of Group's Contingent Consideration Measured at Fair Value with Level 3 Inputs on Recurring Basis

The following table summarized the movement of the balances of the Group’s contingent consideration measured at fair value with level 3 inputs on a recurring basis:

Balance at December 31, 2010	—
Contingent consideration payable recorded in connection with acquisition of Clickpro (Note 3)	3,297
Balance at December 31, 2011	3,297
Amounts with contingency resolved	(474)
Changes in fair value	(654)
Exchange difference	68

Balance at December 31, 2012	2,237

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic Net Income Per Share and Diluted Net Income Per Share

Basic net income per share and diluted net income per share have been calculated as follows:

	2010	2011	2012
Numerator:
Net income (loss) attributable to Charm Communications Inc.	37,967	46,147	(4,705)
Accretion of Series A convertible redeemable preferred shares	(1,215)	—	—
Undistributed earnings allocated to preferred shareholders	(658)	—	—

Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	36,094	46,147	(4,705)

Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	70,483,686	78,266,839	77,498,250
Employee stock options (treasury effect)	2,992,215	3,846,926	—

Number of ordinary shares outstanding used in computing diluted net income (loss) per share	73,475,901	82,113,765	77,498,250

Net income (loss) per share—basic	0.51	0.59	(0.06)
Net income (loss) per share—diluted	0.49	0.56	(0.06)

REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Activities of Series A Preferred Shares

Below is a summary of the activities of the Series A Preferred shares during the period when they were outstanding:

US$
Issuance of preferred shares	50,000
Issuance cost	(1,343)
Accretion	12,134
Redemption of preferred shares	(41,363)
Preferred shares automatic converted to ordinary shares as of May 5, 2010	(19,428)
Convertible redeemable preferred shares as of December 31, 2010	—

STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions of Black-Scholes Option Pricing Model to Estimate Fair Value of Options Granted

Management has used Black-Scholes option pricing model to estimate the fair value of options granted with the following assumptions:

2010
Expected volatility	0.546~0.580
Risk-free interest rate	2.08%~2.56%
Expected dividend yield	0%
Expected term (in years)	3.02~3.58
Fair value of underlying ordinary share	US$5.00

Summary of Share Option Activity

The following table summarizes the Company’s share option activity as of and for the years ended December 31, 2010, 2011 and 2012:

	Number of options	Weighted average exercise price	Weighted average grant- date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	(Years)	US$
Outstanding as of December 31, 2009	6,845,333	1.64	1.49	3.59	16,166

Granted	730,000	3.40	2.59
Exercised	135,102	2.76	0.88
Forfeited	846,839	2.99	1.35

Outstanding as of December 31, 2010	6,593,392	1.63	1.62	2.70	21,748

Exercised	138,724	1.41	1.54
Forfeited	346,685	3.14	1.70

Outstanding as of December 31, 2011	6,107,983	1.56	1.62	1.64	17,006

Exercised	338,440	1.10	1.53
Forfeited	129,972	3.06	1.12

Outstanding as of December 31, 2012	5,639,571	1.55	1.63	0.54	4,422

Vested and expected to vest at December 31, 2012	5,608,222	1.54	1.63	0.63	4,422

Exercisable at December 31, 2012	5,327,452	1.44	1.60	0.55	3,084

Summary of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding for the year ended December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)
1.00	4,335,570	1.00	0.27	4,335,498	1.00	0.27
3.15	123,400	3.15	0.55	123,400	3.15	0.55
3.40	1,180,601	3.40	2.00	868,554	3.40	1.98

	5,639,571	1.55	0.54	5,327,452	1.44	0.55

Summary of Nonvested Shares Activity

The following table summarizes the nonvested shares activity for the year ended December 31, 2010, 2011 and 2012:

	Number of Shares	Weighted average grant date fair value	Aggregate intrinsic value
Nonvested stock as of December 31, 2009	—	—
Granted	460,000	4.56

Nonvested stock as of December 31, 2010	460,000	4.56	2,268

Granted	372,000	5.19
Vested	(12,000)	4.56
Forfeited	(3,000)	4.56

Nonvested stock as of December 31, 2011	817,000	4.85	3,602

Granted	190,668	5.10
Vested	(347,418)	4.96
Forfeited	(25,000)	4.37

Nonvested stock as of December 31, 2012	635,250	4.86	1,999

Nonvested stock vested and expected to vest at December 31, 2012	925,868	4.89	1,870

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the consolidated statements of operations for the year ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Cost of revenue	7	4	1
Selling and marketing expense	1,468	1,979	1,506
General and administrative expense	1,024	1,086	707

Total	2,499	3,069	2,214

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Operating Leases Future Minimum Payments

As of December 31, 2012, the Group was obligated under operating leases, which relate to office premises, requiring minimum lease payments as follows:

Years ended December 31,
2013	3,331
2014	3,141
2015	2,527
Thereafter	1,139

10,138

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2012:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated
Revenues	112,786	46,234	6,478	165,498
Cost of revenues	107,976	4,864	4,303	117,143

Gross profit	4,810	41,370	2,175	48,355
Unallocated operating expenses				(52,260)
Unallocated non-operating income, net				2,901

Loss before income tax expense				(1,004)

Year ended December 31, 2011:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				(36,823)
Unallocated non-operating income, net				2,499

Income before income tax expense				50,184

Year ended December 31, 2010:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	162,623	24,776	5,002	192,401
Cost of revenues	118,224	2,867	2,715	123,806

Gross profit	44,399	21,909	2,287	68,595
Unallocated operating expenses				(27,062)
Unallocated non-operating expenses, net				(1,043)

Income before income tax expense				40,490

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Advertising agency business
Schedule of Related Party Transaction

Revenue from the related parties recognized in the consolidated financial statements and the corresponding payments received from the related parties for the year ended December 31, 2010, 2011 and 2012 are as follows:

Revenue from related parties	2010	2011	2012
Chongqing Changhui	—	1,107	114
Aegis Media	5,909	5,841	6,923
Wasu Digital	—	—	477

Total	5,909	6,948	7,514

Receipts of payments from related parties	2010	2011	2012
Chongqing Changhui	—	5,626	8,114
Aegis Media	5,147	3,257	28,867
Wasu Digital	—	—	76

Total	5,147	8,883	37,057

In respect of the purchase of advertising services, the payments made to the related parties for the purchase of advertising services for the year ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
Aegis Media	1,118	5,109	21,615
Wasu Digital	—	385	43

Total	1,118	5,494	21,658

Other Transactions
Schedule of Related Party Transaction

The related party balances as of December 31, 2011 and 2012 were US$3,494 and US$1,938 in amounts due from related parties and US$4,460 and US$13,310 in amounts due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

Amounts due from related parties	December 31, 2011	December 31, 2012
Chunqiu Charm Culture	22	—
Mr. Zhu Hong Gang	346	—
Aegis Media	1,723	571
Chongqing Changhui	1,403	1,133
Wasu Digital	—	154
Mr. Fu Rao	—	80

Total	3,494	1,938

Amounts due to related parties	December 31, 2011	December 31, 2012
Wasu Digital	206	751
Mr. Zhu Hong Gang	162	164
Aegis Media	4,092	12,226
Chongqing Changhui	—	169

Total	4,460	13,310

ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail)	12 Months Ended								1 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment	Dec. 31, 2012 Option And Cooperation Agreement	Dec. 31, 2012 Technology Support Agreement	Dec. 31, 2012 Media Port Holding of Posterscope	Dec. 31, 2012 Shang Xing and Hongtu	Dec. 31, 2012 Guozhi	Jun. 30, 2010 O'Master Communications (Hong Kong) Ltd. Minimum
Organization and Principal Activities [Line Items]
Number of operating segments	3	3	3
Percent of ownership interest						60.00%	100.00%	70.00%
Years of operation									3 years
Term of agreement				20 years	20 years
Term of agreement upon automatic renewal				20 years	20 years
Equity pledge agreement expiration period	2 years

Subsidiaries and Variable Interest Entities (Detail)	12 Months Ended
	Dec. 31, 2012		Jan. 20, 2010
Shidai Charm Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2006-11
Percentage of Legal Ownership		[1]
QingHai Charm Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2008-08
Percentage of Legal Ownership		[1]
Beijing Charm Culture Co., Ltd
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-11
Percentage of Legal Ownership		[1]
Movie-Forward Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2007-06
Percentage of Legal Ownership	100.00%
Media Port Holding Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2009-11
Percentage of Legal Ownership	100.00%
Media Talent International Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2010-05
Percentage of Legal Ownership	100.00%
Best Ranking Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2011-10
Percentage of Legal Ownership	100.00%
CharmClick Inc.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Cayman Islands
Later of Establishment or Acquisition	2011-07
Percentage of Legal Ownership	60.00%
Charm Hong Kong Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2008-04
Percentage of Legal Ownership	100.00%
O'Master Communications (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2010-06
Percentage of Legal Ownership	100.00%
Posterscope (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2010-01
Percentage of Legal Ownership	60.00%
Charm New Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Charm Future Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Charm Electronic Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Charm Digital Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Neudior Corporation Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	60.00%
Nanning Jetlong Technology Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2005-10
Percentage of Legal Ownership	100.00%
Beijing Vizeum Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-01
Percentage of Legal Ownership	60.00%		60.00%
Charm Media Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-11
Percentage of Legal Ownership	100.00%
Shang Xing Media Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-10
Percentage of Legal Ownership	100.00%
Beijing Guozhi Travel & Culture Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2012-09
Percentage of Legal Ownership	70.00%
Beijing Hongtu Zhuoyue Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2012-09
Percentage of Legal Ownership	100.00%

[1]	These entities are controlled by the Company pursuant to the contractual arrangements described below.

Financial Statement Balances and Amounts of VIEs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total assets	$ 358,630	$ 424,617
Total liabilities	131,254	181,486
Revenue	165,498	280,138	192,401
Net income (loss)	(4,705)	46,147	37,967
Net cash provided by (used in) operating activities	293	24,138	23,441
Net cash used in investing activities	(5,469)	(5,464)	2,667
Net cash used in financing activities	(18,697)	(7,549)	40,053
Variable Interest Entity
Variable Interest Entity [Line Items]
Total assets	17,746	73,157
Total liabilities	5,020	17,126
Revenue	112	36,734	183,608
Net income (loss)	(3,228)	(5,331)	39,439
Net cash provided by (used in) operating activities	(2,903)	(16,297)	15,544
Net cash used in investing activities	(793)	(641)	(661)
Net cash used in financing activities		$ (5,829)	$ (14,455)

Fixed Assets Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Computers, software and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Computers, software and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years

Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Customer base
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	6 years
Technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	3 years
Non-competence agreements
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	7 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	1 Months Ended	12 Months Ended										1 Months Ended
	Aug. 31, 2011 USD ($)	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2011 USD ($) Segment	Dec. 31, 2010 USD ($) Segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jan. 20, 2010	Dec. 31, 2012 Customer A Minimum	Dec. 31, 2011 Customer B Minimum	Dec. 31, 2012 Beijing Vizeum Advertising Co., Ltd.	Jan. 20, 2010 Beijing Vizeum Advertising Co., Ltd.	Aug. 31, 2011 Click Pro Y	Sep. 14, 2012 Guozhi	Sep. 14, 2012 Other shareholders
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments		3	3	3
Rebates to customers		$ 6,064,000	$ 5,383,000	$ 4,938,000
Business taxes, VAT and surcharges		4,351,000	8,340,000	6,810,000
Value added tax rate		6.00%
Value added tax amount		2,892,000
Percentage of ownership acquired										60.00%	60.00%	60.00%	70.00%
Noncontrolling interest percentage							40.00%							30.00%
Ownership interest with put option												40.00%
Put options, number of years to be available for exercise												6
Redeemable noncontrolling interest percentage	40.00%
Fair value of noncontrolling interest	4,416,000
Net income attributable redeemable noncontrolling interest		711,000	307,000
Cash balance		$ 113,000,000	$ 123,200,000		703,700,000	775,600,000
Percentage of cash & cash equivalents		96.90%	88.40%
Accounts receivable percentage								10.00%	10.00%

ACQUISITION - Additional Information (Detail)	1 Months Ended		12 Months Ended					12 Months Ended			12 Months Ended						12 Months Ended			1 Months Ended			12 Months Ended
	Aug. 31, 2011	Aug. 21, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 20, 2010 USD ($)	Jan. 20, 2010 CNY	Dec. 31, 2012 Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2011 Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2012 Two Thousand Eleven Acquisitions CNY	Dec. 31, 2012 Two Thousand Eleven Acquisitions Minimum	Dec. 31, 2012 Two Thousand Eleven Acquisitions Maximum	Dec. 31, 2012 Posterscope (Hong Kong) Ltd.	Jan. 20, 2010 Posterscope (Hong Kong) Ltd. Two Thousand Ten Acquisition	Dec. 31, 2012 Beijing Vizeum Advertising Co., Ltd.	Jan. 20, 2010 Beijing Vizeum Advertising Co., Ltd.	Dec. 31, 2012 Beijing Vizeum Advertising Co., Ltd. Two Thousand Ten Acquisition USD ($)	Jan. 20, 2010 Beijing Vizeum Advertising Co., Ltd. Two Thousand Ten Acquisition	Jan. 31, 2010 Aegis Media Two Thousand Ten Acquisition	Aug. 31, 2011 Click Pro Y	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions USD ($) Y Contract	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions CNY	Dec. 31, 2012 Click Pro Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2012 Click Pro Two Thousand Eleven Acquisitions CNY	Dec. 31, 2011 Click Pro Two Thousand Eleven Acquisitions USD ($)	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions Call Option USD ($)	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions Call Option CNY
Business Acquisition [Line Items]
Percentage of ownership acquired													60.00%	60.00%	60.00%	60.00%		100.00%		60.00%	60.00%	60.00%
Consideration for acquisition						$ 528,000	3,600,000	$ 2,237,000		13,900,000											$ 6,773,000	43,300,000
Percentage of noncontrolling interest						40.00%	40.00%												40.00%
Percent of stock purchase right																			60.00%
Stock purchase right exercise date																			Jan 1, 2016
Revenues			165,498,000	280,138,000	192,401,000												4,882,000								1,828,000
Net income (loss)			(4,705,000)	46,147,000	37,967,000												1,314,000								719,000
Cash consideration for acquisition																					3,476,000	22,400,000
Cash consideration paid																							2,458,000	15,300,000
Number of contingent consideration																					3	3
Contingent Consideration																					3,297,000	20,900,000
Unpaid consideration								3,834,000		23,900,000
Change in fair value of contingent consideration			654,000					654,000
Percent of redeemable noncontrolling interest	40.00%																				40.00%	40.00%
Business acquisition contingent consideration arrangements agreement period		5 years
Derivative assets non current																										994,000	6,400,000
Impairment on call option			345,000																		345,000	2,200,000
Business acquisition performance period																					3 years	3 years
Put options, number of years to be available for exercise																				6	6	6
Business acquisition purchase price allocation estimated useful life of intangible assets											3 years	7 years
Net income (loss) attributable to redeemable noncontrolling interest			711,000	307,000				(50,000)	90,000
Accretion to redemption value								$ 761,000	$ 217,000

Allocation of Purchase Price to Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Two Thousand Ten Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents	$ 4,114
Current assets	11,769
Fixed assets	185
Current liabilities	(15,188)
Noncontrolling interest	(352)
Total consideration	528
Two Thousand Eleven Acquisitions
Business Acquisition [Line Items]
Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Noncontrolling interest	(4,416)
Total consideration	$ 6,773

Pro Forma Effects of Clickpro Acquisition (Detail) (Two Thousand Eleven Acquisitions, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Two Thousand Eleven Acquisitions
Business Acquisition, Pro Forma Information [Line Items]
Total revenues	$ 281,897	$ 194,552
Net income attributable to Charm Communications Inc.	$ 46,594	$ 38,195
Income per share-basic	$ 0.6	$ 0.54
Income per share-diluted	$ 0.57	$ 0.52

Fair Value of Redeemable Noncontrolling Interest as of Date of Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	$ 4,723
Net income (loss) attributable to redeemable noncontrolling interest	711	307
Ending Balance	5,434	4,723
Two Thousand Eleven Acquisitions
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	4,723
Addition through acquisition of ClickPro		4,416
Net income (loss) attributable to redeemable noncontrolling interest	(50)	90
Accretion to redemption value	761	217
Ending Balance	$ 5,434	$ 4,723

Net Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 95,588	$ 104,578
Allowance for doubtful accounts
Beginning balance	658
Additional allowance during the year	5,622	937	990
Write-off during the year	(656)	(279)
Less: ending balance	5,624	658
Accounts receivable, net	$ 89,964	$ 103,920

Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computers, software and office equipment	$ 4,622	$ 2,466
Leasehold improvements	5,211	2,943
Sub-total	9,833	5,409
Less: accumulated depreciation	2,195	1,065
Fixed assets, net	$ 7,638	$ 4,344

FIXED ASSETS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation Expense	$ 1,067	$ 659	$ 537

Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Costs	$ 4,095	$ 4,062
Accumulated amortization	(1,720)	(665)
Net carrying amount	2,375	3,397
Customer base
Finite-Lived Intangible Assets [Line Items]
Costs	1,638	1,638
Accumulated amortization	(867)	(380)
Net carrying amount	771	1,258
Technology
Finite-Lived Intangible Assets [Line Items]
Costs	1,151	1,151
Accumulated amortization	(590)	(198)
Net carrying amount	561	953
Non-competence agreements
Finite-Lived Intangible Assets [Line Items]
Costs	1,197	1,197
Accumulated amortization	(263)	(87)
Net carrying amount	934	1,110
Exchange differences
Finite-Lived Intangible Assets [Line Items]
Costs	109	76
Net carrying amount	$ 109	$ 76

INTANGIBLE ASSETS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expenses for acquired intangible assets	$ 1,043	$ 665
Expected amortization expenses, 2013	898
Expected amortization expenses, 2014	631
Expected amortization expenses, 2015	325
Expected amortization expenses, 2016	247
Expected amortization expenses, 2017	180
Expected amortization expenses, after 2017	$ 88
Customer base
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	4 years 6 months
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	1 year 6 months
Non-competence agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	5 years 6 months

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 4,335
Acquisition of ClickPro		4,269
Exchange differences	44	66
Ending Balance	$ 4,379	$ 4,335

Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Longterm investments	$ 2,133	$ 1,445
Chongqing Changhui Culture Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	1,450	929
Wasu Digital Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	362	457
Chunqiu Charm Culture Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments		59
Guangdong Nanfang Media New Broadcast Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	$ 321

EQUITY METHOD INVESTMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011 Chongqing Changhui Culture Co., Ltd.	Dec. 31, 2011 Chongqing Changhui Culture Co., Ltd.	Dec. 31, 2012 Chongqing Changhui Culture Co., Ltd. Seat	May 31, 2011 Wasu Digital Co., Ltd.	Dec. 31, 2011 Wasu Digital Co., Ltd.	Dec. 31, 2012 Wasu Digital Co., Ltd. Seat	Jul. 31, 2011 Chunqiu Charm Culture Co., Ltd.	Dec. 31, 2011 Chunqiu Charm Culture Co., Ltd.	Dec. 31, 2012 Chunqiu Charm Culture Co., Ltd. Seat	Dec. 25, 2012 Nangfang Media New Broadcast Co., Ltd. Seat
Schedule of Equity Method Investments [Line Items]
Equity interest percentage			45.00%			65.00%			51.00%			40.00%
Equity interest cash contributions	$ 1,124	$ 1,210	$ 697			$ 434			$ 79			$ 321
Number of Board seats					5			5			7	5
Number of seats the Group takes					2			3			3	2
Operating profit (loss) from equity method investment				207	507		183	(98)		(22)	(59)
Cash contributions to be paid in 2013								$ 206

Financial Statement Amount and Balance of Equity Method Investee as Shown in Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary or Equity Method Investee [Line Items]
Total current assets	$ 338,257	$ 410,087
Total assets	358,630	424,617
Total current liabilities	129,927	179,010
Total liabilities	131,254	181,486
Total net revenue	165,498	280,138	192,401
Net income	(4,705)	46,147	37,967
Chongqing Changhui Culture Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Total current assets	12,716	3,629
Total assets	13,078	4,059
Total current liabilities	9,861	1,998
Total liabilities	9,861	1,998
Total net revenue	3,242	1,928
Net income	$ 1,123	$ 460

COST METHOD INVESTMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2012 Shanxi Jiuyuanji Culture Industry Investment Co., Ltd. USD ($)	Jun. 30, 2012 Shanxi Jiuyuanji Culture Industry Investment Co., Ltd. CNY
Schedule of Cost Method Investments [Line Items]
Equity interest percentage				8.93%	8.93%
Equity interest cash contributions				$ 803	5,000
Impairment on cost method investments			1,810
Fair value of cost method investments	$ 803

Accounts Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts Payable [Line Items]
Accounts payable	$ 38,855		$ 63,141
Advertising agency business
Accounts Payable [Line Items]
Accounts payable	37,857	[1]	59,930	[1]
Media investment management business
Accounts Payable [Line Items]
Accounts payable	$ 998		$ 3,211

[1]	For advertising agency business, the Group records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Taxes payable	$ 2,635	$ 7,876
Deposits from customers	6,996	7,399
Accrued professional costs	1,210	1,776
Accrued staff expenses	5,866	3,791
Accrued selling expenses	995	846
Others	1,210	1,188
Accrued expenses and other current liabilities	$ 18,912	$ 22,876

DIVIDENDS PAYABLE - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012 Dividend Paid	Feb. 29, 2012 Dividend Paid American Depositary Share
Dividends Payable [Line Items]
Distributions paid to shareholder	$ 12,556	$ 5,829	$ 14,455
Dividend approved, per share				$ 0.16	$ 0.32
Dividend declared aggregate amount	$ 12,556			$ 12,556

Dividends Payable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Beginning Balance		$ 5,829	$ 20,086
Dividend declared in 2012	12,556
Distributions paid to shareholder	(12,556)	(5,829)	(14,455)
Effect of exchange rate fluctuation			198
Ending Balance			$ 5,829

Current and Deferred Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred
PRC	$ (66)	$ 125
Total income tax expense	1,472	2,158	1,998
PRC
Current
PRC	1,537	2,283	1,998
Deferred
PRC	$ (65)	$ (125)

INCOME TAX EXPENSE - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Valuation allowance	3,749	456
Dividends withholding tax Rate	10.00%
Undistributed earnings	125,881
Variable Interest Entity Subsidiary
Income Taxes [Line Items]
Valuation allowance	3,940	456
Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Percentage of income tax rate reduction			3.00%	3.00%
PRC | Nanning Jetlong Technology Co., Ltd.
Income Taxes [Line Items]
Preferential income tax rate			15.00%
Enterprise income tax exemption period	2 years
Reduction rate on applicable enterprise income tax rates		50.00%	50.00%	50.00%
Enterprise income tax rate	25.00%	12.50%	4.50%	4.50%
PRC | QingHai Charm Advertising Co., Ltd.
Income Taxes [Line Items]
Enterprise income tax exemption period	2 years
Reduction rate on applicable enterprise income tax rates	50.00%	50.00%
Enterprise income tax rate	12.50%	12.50%
PRC | QingHai Charm Advertising Co., Ltd. | Fiscal Year 2013
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
Enterprise income tax rate	25.00%
PRC | QingHai Charm Advertising Co., Ltd. | Fiscal Year 2014 and Thereafter
Income Taxes [Line Items]
Enterprise income tax rate	25.00%
PRC | Charm Media Co., Ltd.
Income Taxes [Line Items]
Enterprise income tax exemption period	2 years
PRC | Charm Media Co., Ltd. | Fiscal Year 2013
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Charm Media Co., Ltd. | Fiscal Year 2014
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Charm Media Co., Ltd. | Fiscal Year 2015
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Shang Xing Media Co., Ltd.
Income Taxes [Line Items]
Enterprise income tax exemption period	2 years
PRC | Shang Xing Media Co., Ltd. | Fiscal Year 2013
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Shang Xing Media Co., Ltd. | Fiscal Year 2014
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Shang Xing Media Co., Ltd. | Fiscal Year 2015
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%

Principal Components of Group's Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Accrued payroll	$ 476	$ 87
Accrued expense	673	38
Allowance for doubtful accounts	827	115
Non-current
Net operating loss	1,943	341
Others	21
Total deferred tax assets	3,940	581
Valuation allowance	(3,749)	(456)
Net deferred tax assets	$ 191	$ 125

Reconciliation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Total income tax expense	$ 1,472	$ 2,158	$ 1,998
PRC
Income Tax Examination [Line Items]
Expected income tax expense at PRC EIT statutory rate of 25%	(251)	12,546	10,123
Non-deductible expenses	259	2,188	1,309
Effect of income tax rate differences in jurisdictions other than the PRC	1,141	1,184	924
Changes in valuation allowance	3,293	456	(791)
Effect of tax holiday inside PRC	$ (2,970)	$ (14,216)	$ (9,567)

Reconciliation of Income Tax Expense (Parenthetical) (Detail) (PRC)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC
Income Tax Examination [Line Items]
PRC EIT statutory rate	25.00%	25.00%	25.00%

Income Tax Provision and Earnings Per Shares If Tax Holidays Granted Not Available (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Increase in income tax expense	$ 648	$ 14,216	$ 9,567
(Reduction in net income) increase in net loss per share-basic	$ 0.01	$ (0.18)	$ (0.14)
(Reduction in net income) increase in net loss per share-diluted	$ 0.01	$ (0.17)	$ (0.13)

Contingent Consideration in Connection with Acquisition of Clickpro (Detail) (USD $)	Dec. 31, 2012
Liabilities at carrying values
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	$ 2,237,000
Total fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	2,237,000
Total fair value | Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	$ 2,237,000

Movement of Balances of Group's Contingent Consideration Measured at Fair Value with Level 3 Inputs on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amounts with contingency resolved	$ (474)
Contingent consideration payable recorded in connection with acquisition of Clickpro (Note 3)		3,297
Changes in fair value	(654)
Balance at December 31, 2011		3,297
Exchange difference	68
Balance at December 31, 2012	$ 2,237

Basic Net Income Per Share and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) attributable to Charm Communications Inc.	$ (4,705)	$ 46,147	$ 37,967
Accretion of Series A convertible redeemable preferred shares			(1,215)
Undistributed earnings allocated to preferred shareholders			(658)
Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	$ (4,705)	$ 46,147	$ 36,094
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	77,498,250	78,266,839	70,483,686
Employee stock options (treasury effect)		3,846,926	2,992,215
Number of ordinary shares outstanding used in computing diluted net income (loss) per share	77,498,250	82,113,765	73,475,901
Net income (loss) per share-basic	$ (0.06)	$ 0.59	$ 0.51
Net income (loss) per share-diluted	$ (0.06)	$ 0.56	$ 0.49

NET INCOME PER SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Employee stock option and nonvested shares granted that have been excluded from the dilutive share calculation	2,350,418		3,733,377
Series A Preferred Stock
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Preferred Stock dividend rate	8.00%

ORDINARY SHARES - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended								1 Months Ended
	May 31, 2010	Jan. 20, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 09, 2010	Sep. 14, 2011 Maximum	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	Nov. 30, 2011 Common Class A	Apr. 09, 2010 Common Class A Vote	Dec. 31, 2012 Common Class B	Dec. 31, 2011 Common Class B	Apr. 09, 2010 Common Class B Vote	May 31, 2010 American Depositary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized			207,000,000	207,000,000		205,000,000		124,500,000	124,500,000	2,000,000	122,500,000	82,500,000	82,500,000	82,500,000
Ordinary shares, par value			$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001
Vote per share											5			1
Issuance of ordinary share to Aegis (share)		12,390,000
Issuance of ordinary share to Aegis (value)		$ 49,278,000			$ 49,278,000
Issuance of ordinary share, issuance costs		350,000
Repurchase of ordinary shares (in shares)		4,890,000	2,041,836	432,650
Repurchase of ordinary shares		19,560,000	5,825,000	1,906,000	19,561,000
Promissory note interest rate		4.75%
Interest expense paid		488,000			488,000
Issue of ordinary shares at Initial Public Offering (share)	15,625,000														7,812,500
Stock price per American depositary shares	$ 9.5
Issue of ordinary shares at Initial Public Offering (Value)	65,247,000				65,247,000
Conversion of Series A convertible redeemable preferred shares	5,000,000
Shares authorized to repurchased							$ 10,000,000
Average price of ordinary share repurchased			$ 7.33	$ 8.8
Ordinary shares, shares outstanding			76,669,573	77,966,176				14,169,573	15,466,176			62,500,000	62,500,000

REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	May 31, 2010	Dec. 31, 2010	Jan. 20, 2010 Series A Preferred Stock	Aug. 19, 2008 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock Vote	Dec. 31, 2009 Series A Preferred Stock
Class of Stock [Line Items]
Preferred shares, shares issued				12,500,000
Preferred stock price per share				$ 4
Proceeds from issuance of preferred stock				$ 50,000
Preferred shares, shares outstanding						12,500,000
Redemption of preferred stock			7,500,000
Conversion of Series A convertible redeemable preferred shares	5,000,000
Investment return rate per annum on original purchase price					15.00%
Premium percentage over the period as an accretion charge to increase the Series A Preferred Shares		15.00%
Accretion of Series A convertible redeemable preferred shares		$ 1,215			$ (12,134)
Preferred Stock dividend rate					8.00%
Preferred stock conversion ratio					1
Number of vote per ordinary share					1
Original subscription price percentage					100.00%

Activities of Series A Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Series A Preferred Stock
Redeemable Preferred Share [Line Items]
Issuance of preferred shares		$ 50,000
Issuance cost	3,244	(1,343)
Accretion	(1,215)	12,134
Redemption of preferred shares	41,363	(41,363)
Preferred shares automatic converted to ordinary shares as of May 5, 2010	19,428	(19,428)
Convertible redeemable preferred shares as of December 31, 2010

STOCK BASED COMPENSATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Performance Shares	Dec. 31, 2012 Performance Shares Minimum	Dec. 31, 2012 Performance Shares Maximum	Dec. 31, 2012 Stock Option	Feb. 20, 2012 Share Incentive Plan	Dec. 31, 2012 Nonvested Shares	Dec. 31, 2011 Nonvested Shares	Dec. 31, 2010 Nonvested Shares	Dec. 31, 2012 Nonvested Shares Minimum	Dec. 31, 2012 Nonvested Shares Maximum	Dec. 31, 2012 Nonvested Shares Performance Shares	Dec. 31, 2012 Ordinary Shares	Apr. 01, 2008 Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares were available for future grant under all plans									268,000									7,500,000
Share issue, exercise of option	338,440	138,724	135,102														7,254,005
Share options available for future issuance and excluded from computation of earnings per share	2,350,418		3,733,377														245,995
Share reserved for share incentive plan										6,000,000
Number of options granted			730,000			215,000
Options granted exercise price			$ 3.4
Percentage of options vesting after the first year of service	25.00%
Share based compensation vesting period	36 months					4 years								2 years	4 years
Number of options that shall vest and become exercisable range							0.00%	100.00%
Fair value of share option grant			$ 2.59	$ 2.62	$ 2.7
Total unrecognized compensation cost related to non-vested share-based compensation									$ 814		$ 3,090
Unrecognized compensation cost, weighted-average recognition period									1 year		2 years 3 months 11 days
Aggregate intrinsic value of options exercised under the Company's stock option plans	315	407	293
Number of nonvested shares granted	190,668	372,000	460,000								190,668	372,000	460,000			250,000
Fair value share vested during period											$ 1,767

Assumptions of Black-Scholes Option Pricing Model Used to Estimate Fair Value of Options Granted (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	0.55%
Expected volatility, maximum	0.58%
Risk-free interest rate, minimum	2.08%
Risk-free interest rate, maximum	2.56%
Expected dividend yield	0.00%
Fair value of underlying ordinary share	$ 5
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 6 months 29 days

Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Beginning Balance	6,107,983	6,593,392	6,845,333
Granted			730,000
Exercised	338,440	138,724	135,102
Forfeited	129,972	346,685	846,839
Ending Balance	5,639,571	6,107,983	6,593,392
Vested and expected to vest at December 31, 2012	5,608,222
Exercisable at December 31, 2012	5,327,452
Weighted Average Exercise Price
Beginning Balance	$ 1.56	$ 1.63	$ 1.64
Granted			$ 3.4
Exercised	$ 1.1	$ 1.41	$ 2.76
Forfeited	$ 3.06	$ 3.14	$ 2.99
Ending Balance	$ 1.55	$ 1.56	$ 1.63
Vested and expected to vest at December 31, 2012	$ 1.54
Exercisable at December 31, 2012	$ 1.44
Weighted average grant- date fair value
Beginning Balance	$ 1.62	$ 1.62	$ 1.49
Granted			$ 2.59
Exercised	$ 1.53	$ 1.54	$ 0.88
Forfeited	$ 1.12	$ 1.7	$ 1.35
Ending Balance	$ 1.63	$ 1.62	$ 1.62
Vested and expected to vest at December 31, 2012	$ 1.63
Exercisable at December 31, 2012	$ 1.6
Weighted Average Remaining Contractual Life (Years)
Beginning Balance	1 year 7 months 21 days	2 years 8 months 12 days	3 years 7 months 2 days
Ending Balance	6 months 15 days	1 year 7 months 21 days	2 years 8 months 12 days
Vested and expected to vest at December 31, 2012	7 months 17 days
Exercisable at December 31, 2012	6 months 18 days
Aggregate Intrinsic Value
Beginning Balance	$ 17,006	$ 21,748	$ 16,166
Ending Balance	4,422	17,006	21,748
Vested and expected to vest at December 31, 2012	4,422
Exercisable at December 31, 2012	$ 3,084

Summary of Share Option Activity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, grant date	Apr 9, 2010

Summary of Information about Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Number of shares	5,639,571
Options Outstanding Weighted average exercise price per share	$ 1.55
Options Outstanding Weighted average remaining contractual life (years)	6 months 15 days
Options Exercisable Number of shares	5,327,452
Options Exercisable Weighted average exercise price per share	$ 1.44
Options Exercisable Weighted average remaining contractual life (years)	6 months 18 days
Exercise price 1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0
Options Outstanding Number of shares	4,335,570
Options Outstanding Weighted average exercise price per share	$ 1
Options Outstanding Weighted average remaining contractual life (years)	3 months 7 days
Options Exercisable Number of shares	4,335,498
Options Exercisable Weighted average exercise price per share	$ 1
Options Exercisable Weighted average remaining contractual life (years)	3 months 7 days
Exercise price 3.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.15
Options Outstanding Number of shares	123,400
Options Outstanding Weighted average exercise price per share	$ 3.15
Options Outstanding Weighted average remaining contractual life (years)	6 months 18 days
Options Exercisable Number of shares	123,400
Options Exercisable Weighted average exercise price per share	$ 3.15
Options Exercisable Weighted average remaining contractual life (years)	6 months 18 days
Exercise price 3.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.4
Options Outstanding Number of shares	1,180,601
Options Outstanding Weighted average exercise price per share	$ 3.4
Options Outstanding Weighted average remaining contractual life (years)	2 years
Options Exercisable Number of shares	868,554
Options Exercisable Weighted average exercise price per share	$ 3.4
Options Exercisable Weighted average remaining contractual life (years)	1 year 11 months 23 days

Summarized Nonvested Shares Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares
Beginning Balance	817,000	460,000
Granted	190,668	372,000	460,000
Vested	(347,418)	(12,000)
Forfeited	(25,000)	(3,000)
Ending Balance	635,250	817,000	460,000
Nonvested stock vested and expected to vest at December 31, 2012	$ 925,868
Weighted average grant date fair value
Beginning Balance	$ 4.85	$ 4.56
Granted	$ 5.1	$ 5.19	$ 4.56
Vested	$ 4.96	$ 4.56
Forfeited	$ 4.37	$ 4.56
Ending Balance	$ 4.86	$ 4.85	$ 4.56
Nonvested stock vested and expected to vest at December 31, 2012	4.89
Aggregate instrinsic value
Nonvested stock		$ 1,999	$ 3,602	$ 2,268
Nonvested stock vested and expected to vest	$ 1,870

Summarized Nonvested Shares Activity (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested stock	$ 1,999	$ 3,602	$ 2,268

Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,214	$ 3,069	$ 2,499
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1	4	7
Selling and marketing expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,506	1,979	1,468
General and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 707	$ 1,086	$ 1,024

PRC CONTRIBUTION PLAN - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee benefits contribution	$ 3,398	$ 2,575	$ 1,607

COMMITMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments [Line Items]
Rental expenses under operating leases	$ 4,165	$ 3,094	$ 1,929
Advertising payment obligation in 2013	125,888
Advertising payment obligation in 2014	$ 36,035

Operating Leases Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 3,331
2014	3,141
2015	2,527
Thereafter	1,139
Operating Leases, Future Minimum Payments Due, Total	$ 10,138

SEGMENT AND GEOGRAPHIC INFORMATION - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3	3	3

Financial Information Relating to Group's Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 165,498	$ 280,138	$ 192,401
Cost of revenues	117,143	195,630	123,806
Gross profit	48,355	84,508	68,595
Unallocated operating expenses	(52,260)	(36,823)	(27,062)
Unallocated non-operating income and expenses, net	2,901	2,499	(1,043)
Income (loss) before income tax expense	(1,004)	50,184	40,490
Media Investment Management
Segment Reporting Information [Line Items]
Revenues	112,786	238,837	162,623
Cost of revenues	107,976	187,878	118,224
Gross profit	4,810	50,959	44,399
Advertising Agency
Segment Reporting Information [Line Items]
Revenues	46,234	34,285	24,776
Cost of revenues	4,864	3,737	2,867
Gross profit	41,370	30,548	21,909
Branding and Identity Services
Segment Reporting Information [Line Items]
Revenues	6,478	7,016	5,002
Cost of revenues	4,303	4,015	2,715
Gross profit	$ 2,175	$ 3,001	$ 2,287

RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 20, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Repurchase of ordinary shares (in shares)	4,890,000	2,041,836	432,650
Repurchase of ordinary shares	$ 19,560	$ 5,825	$ 1,906	$ 19,561
Interest expense incurred on promissory note				488
Rental expense		4,165	3,094	1,929
Injection of capital received from Mr. Zhu Hong Gang		156
Amounts due from related parties		1,938	3,494
Amounts due to related parties		13,310	4,460
Controlling shareholder
Related Party Transaction [Line Items]
Repurchase of ordinary shares (in shares)	4,890,000
Repurchase of ordinary shares	19,560
Percentage of interest on promissory note	4.75%
Interest expense incurred on promissory note				488
Rental expense			853	743
Chongqing Changhui Culture Co., Ltd.
Related Party Transaction [Line Items]
Deposit received from Chongqing Changhui for advertisement placement			159
Amounts due from related parties		1,133	1,403
Amounts due to related parties		169
Mr. Zhu Hong Gang
Related Party Transaction [Line Items]
Injection of capital received from Mr. Zhu Hong Gang		162
Advertisement fees received by Mr. Zhu Hong gang on behalf of the group		346
Amounts due from related parties			346
Amounts due to related parties		164	162
Aegis Media
Related Party Transaction [Line Items]
Royalty fee for Aegis Media incurred by Vizeum		1,191	799
Amounts due from related parties		571	1,723
Amounts due to related parties		$ 12,226	$ 4,092

Revenue from Related Parties and Services Purchased from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue from related parties	$ 7,514	$ 6,948	$ 5,909
Receipts of payments from related parties	37,057	8,883	5,147
Payments made to related parties	21,658	5,494	1,118
Chongqing Changhui Culture Co., Ltd.
Related Party Transaction [Line Items]
Revenue from related parties	114	1,107
Receipts of payments from related parties	8,114	5,626
Aegis Media
Related Party Transaction [Line Items]
Revenue from related parties	6,923	5,841	5,909
Receipts of payments from related parties	28,867	3,257	5,147
Payments made to related parties	21,615	5,109	1,118
Wasu Digital Co., Ltd.
Related Party Transaction [Line Items]
Revenue from related parties	477
Receipts of payments from related parties	76
Payments made to related parties	$ 43	$ 385

Amount Due from and Due to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts due from related parties
Amounts due from related parties	$ 1,938	$ 3,494
Amounts due to related parties
Amounts due to related parties	13,310	4,460
Chunqiu Charm Culture Co., Ltd.
Amounts due from related parties
Amounts due from related parties		22
Mr. Zhu Hong Gang
Amounts due from related parties
Amounts due from related parties		346
Amounts due to related parties
Amounts due to related parties	164	162
Aegis Media
Amounts due from related parties
Amounts due from related parties	571	1,723
Amounts due to related parties
Amounts due to related parties	12,226	4,092
Chongqing Changhui Culture Co., Ltd.
Amounts due from related parties
Amounts due from related parties	1,133	1,403
Amounts due to related parties
Amounts due to related parties	169
Wasu Digital Co., Ltd.
Amounts due from related parties
Amounts due from related parties	154
Amounts due to related parties
Amounts due to related parties	751	206
Mr. Fu Rao
Amounts due from related parties
Amounts due from related parties	$ 80

STATUTORY RESERVE - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Minimum requirement of after-tax profits to be allocated to general reserve fund as a percentage of its registered capital by the Company's subsidiaries and VIEs	10.00%
Maximum requirement of after-tax profits to be allocated to general reserve fund as a percentage of its registered capital by the Company's subsidiaries and VIEs	50.00%
Minimum requirement of after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital by the Company's VIEs	10.00%
Maximum requirement of after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital by the Company's VIEs	50.00%
Statutory reserve	$ 988	$ 4,978	$ 164

RESTRICTED NET ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity [Line Items]
Restricted amounts of Company's PRC subsidiary, VIEs and their wholly owned subsidiaries	$ 79,677	$ 77,565

SUBSEQUENT EVENTS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2012	Feb. 29, 2012 Dividend Paid	Feb. 29, 2012 Dividend Paid American Depositary Share	Mar. 31, 2013 Subsequent Event	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan Option	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan As Previously Reported	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan Minimum	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan Maximum	Mar. 31, 2013 Subsequent Event Dividend Paid	Mar. 31, 2013 Subsequent Event Dividend Paid American Depositary Share
Subsequent Event [Line Items]
Dividend approved, per share		$ 0.16	$ 0.32						$ 0.25	$ 0.5
Dividend declared aggregate amount	$ 12,556	$ 12,556							$ 20,000
Dividend declared payment date				2013-05
Contractual term of options granted					10 years	5 years
Number of option grants modified					5
Option prior modification					960,000
Option modified during period					625,000
Number of employee option exercise price modified					4
Option exercise price prior modification							$ 3.15	$ 3.4

Condensed Financial Information of Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ 52,260	$ 36,823	$ 27,062
Operating loss	(3,246)	47,687	41,533
Equity in profit of subsidiaries and variable interest entities	350	2
Interest income	2,255	2,497	1,255
Interest expense			(488)
Net income (loss)	(2,476)	48,026	38,492
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	(4,706)	(5,110)	(3,440)
Operating loss	(4,706)	(5,110)	(3,440)
Equity in profit of subsidiaries and variable interest entities	2,114	52,742	42,171
Interest income	116	394	249
Interest expense			(488)
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492

Condensed Financial Information of Company Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492
Other comprehensive income, net of tax
Foreign currency translation adjustments	2,268	9,065	4,254
Comprehensive income (loss)	(208)	57,091	42,746
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	(2,437)	55,212	42,221
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(2,476)	48,026	38,492
Other comprehensive income, net of tax
Foreign currency translation adjustments	2,268	9,065	4,254
Comprehensive income (loss)	(208)	57,091	42,746
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	$ (208)	$ 57,091	$ 42,746

Condensed Financial Information of Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 116,589	$ 139,406	$ 123,320	$ 54,737
Total current assets	338,257	410,087
Non-current assets:
Other non-current asset	3,045	1,009
Total non-current assets	20,373	14,530
Total assets	358,630	424,617
Current Liabilities:
Accrued expenses and other current liabilities	18,912	22,876
Total liabilities	131,254	181,486
Charm Communications Inc.'s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	100,850	116,637
Accumulated other comprehensive income	15,652	13,384
Total Charm Communications Inc. shareholders' equity	217,735	235,959
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	358,630	424,617
Charm Communications Inc.
Current Assets:
Cash and cash equivalents	2,227	15,113	25,492	212
Due from subsidiaries	67,175	74,818
Investment in subsidiaries and variable interest entities	147,535	145,032
Other current assets	1,206	2,270
Total current assets	218,143	237,233
Non-current assets:
Other non-current asset	357
Total non-current assets	357
Total assets	218,500	237,233
Current Liabilities:
Accrued expenses and other current liabilities	765	1,274
Total liabilities	765	1,274
Charm Communications Inc.'s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	100,850	116,637
Retained earnings	101,225	105,930
Accumulated other comprehensive income	15,652	13,384
Total Charm Communications Inc. shareholders' equity	217,735	235,959
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	$ 218,500	$ 237,233

Condensed Financial Information of Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Apr. 09, 2010
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	207,000,000	205,000,000
Ordinary shares, shares issued	76,669,573	77,966,176
Ordinary shares, shares outstanding	76,669,573	77,966,176
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	207,000,000
Ordinary shares, shares issued	76,669,573	77,966,176
Ordinary shares, shares outstanding	76,669,573	77,966,176

Condensed Financial Information of Company Cash Flow Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(350)	(2)
Share-based compensation cost	2,214	3,069	2,499
Changes in operating assets and liabilities:
Other non-current asset	(2,347)
Accrued expenses and other current liabilities	(4,166)	2,342	7,252
Net cash (used in) provided by operating activities	293	24,138	23,441
Cash flows from financing activities
Proceeds from option exercise	381	186	374
Repurchase of ordinary shares	(5,825)	(1,906)
Payments of Series A preferred share redemption			(41,363)
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350			49,278
Payments of shareholder loan			(19,560)
Proceeds from Initial Public Offering			69,023
Payment of IPO expenses			(3,244)
Net cash provided by (used in) financing activities	(18,697)	(7,549)	40,053
Net increase (decrease) in cash and cash equivalents	(22,817)	16,086	68,583
Cash and cash equivalents at the beginning of the year	139,406	123,320	54,737
Cash and cash equivalents at the end of the year	116,589	139,406	123,320
Charm Communications Inc.
Cash flows from operating activities
Net income (loss)	(2,476)	48,026	38,492
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(2,114)	(52,742)	(42,171)
Share-based compensation cost	2,214	3,069	2,499
Changes in operating assets and liabilities:
Due from subsidiaries	7,292	(5,137)	(28,964)
Other current assets	1,064	83	(268)
Other non-current asset	(357)
Accrued expenses and other current liabilities	(509)	136	1,184
Net cash (used in) provided by operating activities	5,114	(6,565)	(29,228)
Cash flows from financing activities
Proceeds from option exercise	381	186	374
Repurchase of ordinary shares	(5,825)	(1,906)
Payments of Series A preferred share redemption			(41,363)
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350			49,278
Payments of shareholder loan			(19,560)
Payments of dividend	(12,556)
Proceeds from Initial Public Offering			69,023
Payment of IPO expenses			(3,244)
Net cash provided by (used in) financing activities	(18,000)	(1,720)	54,508
Net increase (decrease) in cash and cash equivalents	(12,886)	(10,379)	25,280
Cash and cash equivalents at the beginning of the year	15,113	25,492	212
Cash and cash equivalents at the end of the year	$ 2,227	$ 15,113	$ 25,492

Condensed Financial Information of Company Cash Flow Statements (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of ordinary shares to Aegis, issuance cost	$ (853)	$ 350
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of ordinary shares to Aegis, issuance cost		$ 350